UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2214
                                                     ---------------------

                             Columbia Funds Trust I
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               Russell Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3363
                                                           -------------------

                  Date of fiscal year end:  10/31/2003
                                           ------------------

                  Date of reporting period: 10/31/2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                           Columbia Tax-Managed Funds

                                  Annual Report
                                October 31, 2003

Photo of: Man and woman smiling at each other.


                             WE ARE COLUMBIA FUNDS!

   INSIDE - MANAGEMENT'S DISCUSSION OF THE CHANGES EFFECTIVE OCTOBER 13, 2003.

President's Message

Photo of: Joseph R. Palombo


Dear Shareholder:

As you know, your fund has been part of a larger investment management organization. Prior to 2001, it was part of Liberty Financial, whose affiliated asset management companies included Colonial, Stein Roe and Newport. In 2001, these companies became part of the asset management division of FleetBoston Financial Corp., which you know as Columbia Management Group (CMG).

Earlier this year, six of the asset management firms brought together under the CMG umbrella were consolidated and renamed Columbia Management Advisors, Inc. On October 13, 2003, we took the natural next step in this process by changing the name of our funds from Liberty to Columbia. We have also modified certain fund names that existed under both the Liberty and Columbia brands. Here are the new names:

FORMER NAME                    NEW NAME
-----------------------------------------------------
Liberty Tax-Managed            Columbia Tax-Managed
Aggressive Growth Fund         Aggressive Growth Fund

Liberty Tax-Managed            Columbia Tax-Managed
Growth Fund                    Growth Fund

Liberty Tax Managed            Columbia Tax Managed
Growth Fund II                 Growth Fund II

Liberty Tax-Managed            Columbia Tax-Managed
Value Fund                     Value Fund

A complete list of new fund names and other information related to these changes are available online at our new website address: www.columbiafunds.com.

A CONSOLIDATED IDENTITY

The consolidation of our management under a single organization and the renaming of our funds are part of a larger effort to create a consistent identity. Having taken these additional steps, we believe it will be easier for shareholders to do business with us. All funds are now listed under "Columbia" in the mutual fund listings section of your newspaper (depending on the newspaper's listing requirements). All service inquiries are now handled by Columbia Funds Services, Inc., the new name of our shareholder service organization.

What has not changed is our commitment to our mutual fund shareholders. We remain committed to providing the best possible customer service and to offering a wide variety of mutual funds to help you pursue your long-term financial goals. Should you have questions, please call Columbia Funds at 800-345-6611.

In the report that follows, the portfolio managers of each fund discuss in depth the investment strategies and other factors that affected your fund's performance during the period. We encourage you to read the report carefully.

As always, we thank you for your business and we look forward to continuing to serve your investment needs.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions can change frequently. There is no assurance that the trends described in this report will continue or commence.

No taxable income or capital gains distribution since inception

                          AVERAGE ANNUAL TOTAL RETURNS,
                        CLASS A SHARES WITH SALES CHARGE
                       FOR THE PERIOD THAT ENDED 10/31/03

                                                1-YEAR       5-YEAR         LIFE

--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND (SINCE 8/1/00)
   RETURNS BEFORE TAXES                          14.49          N/A       -13.00
   RETURNS AFTER TAXES ON DISTRIBUTIONS          14.49          N/A       -13.00
   RETURNS AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF FUND SHARES                      8.90          N/A       -10.05
   S&P MIDCAP 400 INDEX                          30.73          N/A         4.55
   RUSSELL MIDCAP GROWTH INDEX                   39.30          N/A       -11.38
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND (SINCE 12/30/96)
   RETURNS BEFORE TAXES                          13.50        -1.62         3.00
   RETURNS AFTER TAXES ON DISTRIBUTIONS          13.50        -1.62         3.00
   RETURNS AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF FUND SHARES                      8.29        -1.29         2.44
   S&P 500 INDEX                                 20.80         0.53         6.55
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED GROWTH FUND II (SINCE 3/7/00)
   RETURNS BEFORE TAXES                          13.18          N/A       -10.96
   RETURNS AFTER TAXES ON DISTRIBUTIONS          13.18          N/A       -10.96
   RETURNS AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF FUND SHARES                      8.09          N/A        -8.48
   S&P 500 INDEX                                 20.80          N/A        -5.36
--------------------------------------------------------------------------------
COLUMBIA TAX-MANAGED VALUE FUND (SINCE 6/1/99)
  RETURNS BEFORE TAXES                            7.08          N/A        -5.11
  RETURNS AFTER TAXES ON DISTRIBUTIONS            7.08          N/A        -5.11
  RETURNS AFTER TAXES ON DISTRIBUTIONS
     AND SALE OF FUND SHARES                      4.35          N/A        -4.01
  S&P 500 INDEX                                  20.80          N/A        -3.24
  RUSSELL 1000 VALUE INDEX                       22.87          N/A         0.34
--------------------------------------------------------------------------------

   Indexes do not reflect any deduction for fees, expenses or taxes. After-tax returns are shown for class A shares only; after-tax returns for other share classes will vary.

NO NEW TAXES

In keeping with our funds' objective, we once again can report returns without passing taxable distributions to our shareholders. For those keeping track, this marks the fourteenth consecutive report -- covering the past seven years for the Columbia Tax-Managed Growth Fund, the eldest in our tax-managed family -- in which we have been able to report that there has been no payment of taxable distributions. We want to remind you that while we can't guarantee this will always be the case, we are proud of our "non-taxing" track record and will strive to continue the streak.

The chart on this page offers a comparison between pre-tax and after-tax returns for the Columbia family of tax-managed funds. As you can see, the returns after taxes on distributions retained the full percentage returns before taxes for the time periods shown, assuming that shares were held through the end of the period. In this case, total returns after taxes on distributions were the same as the pre-tax returns because none of the funds distributed taxable gains during the period.

In the future, the funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown may not be relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
NET ASSET VALUE PER SHARE as of 10/31/03  ($)
         Class A                7.82
         Class B                7.63
         Class C                7.63
         Class Z                7.83
COLUMBIA TAX-MANAGED GROWTH FUND
NET ASSET VALUE PER SHARE as of 10/31/03  ($)
         Class A               13.09
         Class B               12.43
         Class C               12.43
         Class E               13.02
         Class F               12.44
         Class Z               13.24
COLUMBIA TAX-MANAGED GROWTH FUND II
NET ASSET VALUE PER SHARE as of 10/31/03  ($)
         Class A                8.33
         Class B                8.10
         Class C                8.08
         Class Z                8.39
COLUMBIA TAX-MANAGED VALUE FUND
NET ASSET VALUE PER SHARE as of 10/31/03  ($)
         Class A               10.10
         Class B                9.80
         Class C                9.80
         Class Z               10.22

Portfolio Manager's Report - Columbia Tax-Managed Aggressive Growth Fund

Top 10 holdings as of 10/31/03 (%)
Electronic Arts                    2.7
Barr Laboratories                  2.7
Education Management               2.5
Corporate Executive Board          2.3
Microchip Technology               2.2
Caremark Rx                        1.9
UnitedHealth Group                 1.9
Amphenol, Class A                  1.7
Fair Isaac                         1.7
Bed Bath & Beyond                  1.6

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

For the 12-month period ended October 31, 2003, Columbia Tax-Managed Aggressive Growth Fund class A shares returned 21.43% without sales charge. Although we are pleased to report such strong absolute performance, the fund trailed both the Russell Midcap Growth Index, which returned 39.30%, and the S&P MidCap 400 Index, which returned 30.73%.1 The fund also came out behind the 30.87% return for the Lipper Mid-Cap Growth Funds Category.2

Our bias toward higher-quality stocks with consistent earnings records was a handicap, as lower-quality stocks with more erratic earnings posted the biggest gains. We lost additional ground by investing in companies at the larger end of the mid-cap spectrum as smaller-cap names led the market rally. Weak stock selection, particularly in the technology and consumer discretionary sectors, and an above-average stake in energy further detracted from relative returns.

TECHNOLOGY AND INDUSTRIALS GAIN IN AN IMPROVING ECONOMY

Stocks made an amazing comeback, as interest rates stayed low and fears about the economy and war with Iraq eased. Technology stocks were the strongest gainers, buoyed by hopes that an improving economy would boost long-delayed corporate spending. The fund's top performers included VERITAS Software and Electronic Arts, a video game producer.3 Unfortunately, the fund's below-average stake in technology early on and its focus on higher-quality names kept it from fully participating in the sector's gains.

Later in the period, we increased the fund's technology weighting, adding more cyclical stocks such as Amkor Technology, a leading manufacturer of packaging for semiconductors, and Jabil Circuit, an electronic services manufacturer. Both stocks generated strong returns as their prospects are closely linked to

----------------

1 On October 13, 2003, the fund changed its benchmark from the Russell Midcap Growth Index to the S&P MidCap 400 Index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

3 Holdings are disclosed as a percentage of net assets as of October 31, 2003 and are subject to change: VERITAS Software (1.5%), Electronic Arts (2.7%), Amkor Technology (0.9%), Jabil Circuit (0.9%), Education Management (2.5%), Barr Laboratories (2.7%), Caremark Rx (1.9%), Williams-Sonoma (1.5%) and Bed Bath & Beyond (1.6%).

the economic outlook. Industrials also contributed positively to the fund's return, led by for-profit education companies, such as Education Management, which benefited from strong enrollment growth and the rise of online education.

STRONG GAINS FROM HEALTH CARE

Health care stocks produced strong absolute gains during the period, driven by generic pharmaceutical medical equipment and biotech-related companies. Barr Laboratories, a generic pharmaceutical company, and Caremark Rx, a pharmacy benefits manager, were particular standouts for the fund. Our investment in health maintenance organizations (HMOs), however, detracted from returns as investors began to worry that health care premium rate increases had peaked. We reduced the fund's overall stake in health care, trimming its investment in HMOs and hospitals, and selling weak performers, such as Biovail, a generic pharmaceutical company.

DISAPPOINTING RETURNS FROM CONSUMER AND ENERGY

Consumer discretionary stocks rallied as consumer spending remained strong and the economy showed signs of recovery. However, the fund's positive return trailed the sector's overall gain. The fund's focus was on traditional media stocks, such as radio, at a time when the biggest winners were Internet-related names, such as Amazon and Yahoo!, which the fund did not own. The fund also missed out by not owning some of the better performing hotel, restaurant and leisure stocks. We pared back on media names, but held on to retailers with strong earnings growth, such as Williams-Sonoma and Bed Bath & Beyond.

The fund's above-average stake in energy stocks also hurt performance, as exploration and production companies took a conservative approach to spending. This dampened earnings prospects for oil service companies, leading to modest gains for the sector.

OPTIMISTIC OUTLOOK FOR HIGH-QUALITY STOCKS

We expect a positive backdrop for stocks. Interest rates remain low and the economy is improving, bolstered by strong consumer spending and higher corporate spending. However, we think that only those companies that deliver on earnings expectations will see their stock prices rise. We believe high-quality stocks, which continue to make up the core of the fund's portfolio, will do well in this environment.

We will continue to focus on tax efficiency by harvesting losses to offset gains, and by maintaining a longer investing timeframe than is typical in most mid-cap growth funds.

/s/ Richard J. Johnson

Richard J. Johnson, CFA, has managed Columbia Tax-Managed Aggressive Growth Fund since March 2002.

--------------------------------------------------------------------------------
Investing in small- and mid-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.
--------------------------------------------------------------------------------



Bar Chart:
TOP 5 SECTORS as of 10/31/03 (%)
Information technology              36.5
Health care                         19.8
Consumer discretionary              15.8
Industrials                         12.8
Energy                               6.8


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

Performance Information - Columbia Tax-Managed Aggressive Growth Fund

Value of a $10,000 investment 8/1/00 - 10/31/03


Performance of a $10,000 investment
8/1/00 - 10/31/03 ($)
               without     with
               sales      sales
               charge    charge
-------------------------------
 Class A        6,747     6,358
-------------------------------
 Class B        6,583     6,386
-------------------------------
 Class C        6,583     6,583
-------------------------------
 Class Z        6,756      n/a
-------------------------------

Mountain Chart:
       CLASS A SHARES      CLASS A SHARES                  S&P           RUSSELL
              WITHOUT          WITH SALES           MIDCAP 400            MIDCAP
         SALES CHARGE              CHARGE                INDEX             INDEX
8/1/00          10000                9425                10000             10000
                11648               10978                11117             11508
                11709               11035                11041             10945
                10664               10051                10667             10197
                 8335                7856                 9862              7981
                 8914                8401                10616              8401
                 9500                8954                10853              8881
                 7723                7279                10233              7345
                 6757                6368                 9473              6294
                 7343                6921                10518              7343
                 7516                7083                10763              7308
                 7809                7360                10720              7312
                 7334                6912                10560              6819
                 6842                6448                10215              6325
                 5815                5480                 8944              5279
                 6048                5700                 9339              5834
                 6557                6180                10034              6463
                 6877                6481                10553              6708
                 6825                6433                10498              6490
                 6575                6196                10511              6122
                 6963                6563                11262              6589
                 6877                6481                11209              6241
                 6756                6367                11020              6055
                 6342                5977                10213              5386
                 5660                5334                 9222              4863
                 5565                5245                 9270              4846
                 5366                5058                 8522              4461
                 5556                5237                 8891              4807
                 5694                5366                 9406              5183
                 5392                5082                 9020              4870
                 5358                5050                 8756              4822
                 5254                4952                 8548              4780
                 5254                4952                 8620              4869
                 5539                5220                 9245              5201
                 5988                5643                10012              5701
                 6109                5757                10139              5783
                 6238                5879                10499              5989
                 6566                6189                10976              6319
                 6239                5880                10808              6196
10/31/03         6747                6358                11556              6753


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. On October 13, 2003, the fund's primary benchmark was changed to the Russell Midcap Growth Index. During the reporting period, the fund's primary benchmark was the S&P MidCap 400 Index. The S&P MidCap 400 Index tracks the performance of mid-capitalization US stocks. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from August 1, 2000.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

Share class                    A                            B                           C                     Z
Inception date               8/1/00                       8/1/00                      8/1/00                8/1/00
-------------------------------------------------------------------------------------------------------------------
                      without           with       without           with       without          with       without
                        sales          sales         sales          sales         sales         sales         sales
                       charge         charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  21.43          14.49         20.54          15.54         20.54         19.54         21.77
-------------------------------------------------------------------------------------------------------------------
Life                   -11.40         -13.00        -12.06         -12.88        -12.06        -12.06        -11.36
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

Share class                     A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                      without           with       without           with       without          with       without
                        sales          sales         sales          sales         sales         sales         sales
                       charge         charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  16.24           9.55         15.52          10.52         15.36         14.36         16.75
-------------------------------------------------------------------------------------------------------------------
Life                   -13.84         -15.45        -14.45         -15.27        -14.49        -14.49        -13.77
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report - Columbia Tax-Managed Growth Funds

COLUMBIA TAX-MANAGED GROWTH FUND
TOP 10 HOLDINGS as of 10/31/03 (%)
Wal-Mart                           3.0
St. Jude Medical                   2.7
AstraZeneca                        2.7
Citigroup                          2.6
Cisco Systems                      2.6
RenaissanceRe Holdings             2.6
Fannie Mae                         2.5
Texas Instruments                  2.5
Zimmer Holdings                    2.5
Nabors Industries                  2.5



COLUMBIA TAX-MANAGED GROWTH FUND II
TOP 10 HOLDINGS as of 10/31/03 (%)
Wal-Mart                           3.0
RenaissanceRe Holdings             2.8
AstraZeneca                        2.7
Lowe's Companies                   2.6
St. Jude Medical                   2.6
Cisco Systems                      2.6
Texas Instruments                  2.5
Citigroup                          2.5
Microchip Technology               2.5
Zimmer Holdings                    2.5

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



For the 12-month period ended October 31, 2003, Columbia Tax-Managed Growth Fund class A shares returned 20.42% without sales charge. Columbia Tax-Managed Growth Fund II class A shares returned 20.03% without sales charge. These investment returns, while solidly positive, slightly trailed their benchmark, the S&P 500 Index, which returned 20.80%.

STOCKS RECOVER ON RENEWED INVESTOR CONFIDENCE

The stock market experienced a strong rebound from its mid-March lows, as investors gained increasing confidence that the economy and corporate profits would recover. Higher quality large capitalization stocks, such as those represented by the funds' core holdings, participated in the recovery but generally lagged the performance of small- and mid-cap stocks as investors became more comfortable with taking on additional risk.

BASIC MATERIALS, HEALTH CARE AND TECHNOLOGY SECTORS ENJOY GAINS

During the course of the last fiscal year, we positioned the funds for an economic and stock market recovery. Yet we maintained significant exposure to core longer-term growth holdings. Initially, we built up the funds' positions in consumer and financial stocks, which typically benefit from expectations of a strengthening in the economy. Then, as economic activity picked up and the outlook for business spending improved, we increased the funds' holdings in such economically sensitive sectors as basic materials and technology. Phelps Dodge, Cisco Systems, Texas Instruments and Xilinx were standouts in these sectors.1 We also lowered

----------------

1 Holdings are disclosed as a percentage of net assets as of October 31, 2003 and are subject to change: Phelps Dodge (1.1% in Growth, 1.2% in Growth II), Cisco Systems (2.6% in Growth, 2.6% in Growth II), Texas Instruments (2.5% in Growth, 2.5% in Growth II), Xilinx (1.1% in Growth, 1.0% in Growth II), Amgen (2.0% in Growth, 2.1% in Growth II), Medtronic (2.3% in Growth, 2.2% in Growth
II), St. Jude Medical (2.7% in Growth, 2.6% in Growth II), Zimmer Holdings (2.5% in Growth, 2.5% in Growth II), AstraZeneca (2.7% in Growth, 2.7% in Growth II), Comcast (2.1% in Growth, 2.1% in Growth II), Lowe's Companies (2.5% in Growth, 2.6% in Growth II), Viacom (2.4% in Growth, 2.3% in Growth II) and Kohl's (2.1% in Growth, 2.2% in Growth II).

our exposure to consumer discretionary and financial stocks during the course of the year because we were concerned that investors might rotate out of these former leaders as the economic rebound broadened to other sectors.

Among the funds' core longer-term growth holdings, we maintained significant exposure to health care, particularly biotechnology leader Amgen and medical equipment stocks such as Medtronic, St. Jude Medical and Zimmer Holdings. We believe the long-term growth potential for these companies remains attractive. Additionally, we purchased pharmaceutical company AstraZeneca because we feel its new product pipeline is promising. Overall, health care was a strong contributor to the funds' investment results.

INSURERS AND RETAILERS DISAPPOINT

Although we trimmed our overall stake in financial stocks, we maintained an above-average investment in the insurance area. Our insurance investments did not pay off during the period, although we believe that valuations and earnings prospects remain attractive. Consumer discretionary holdings also detracted from performance, as favorable performances by Comcast and Lowe's Companies were offset by disappointing returns from Viacom and Kohl's. Energy stocks turned in weak returns, as investors questioned the sustainability of recent high commodity prices.

EXPECTATIONS FOR CONTINUED ECONOMIC RECOVERY

The economy and the stock market climate have improved considerably since the sharp market downturn during 2000-2002. We believe there is considerable evidence that a much-awaited economic recovery is indeed occurring, and that investor confidence in equities is in the process of being restored. There are likely to be periods ahead when investors question the sustainability of the economic recovery, but we expect higher business spending and a better employment outlook to help fuel continued growth. If interest rates remain low and corporate profits rise, we believe there should be further upside potential for the equity markets. A rotation back to larger capital ization stocks would also be a welcome development for growth stock investors.

PRESERVING TAX EFFICIENCY

During the year, we have actively harvested significant realized losses that resulted from the stock market's weak returns between 2000 and 2002. The funds, therefore, have no capital gains to report for the period. We believe that they should be able to sustain their record of tax efficiency for some time to come.

/s/ William M. Hughes

William M. Hughes is a senior equity analyst at Stein Roe Investment Counsel, LLC, sub-advisor to the funds. He is also a member of the investment management team for Columbia Tax-Managed Growth Fund and Columbia Tax-Managed Growth Fund
II. No single individual has primary management responsibility over the funds' portfolio securities.


--------------------------------------------------------------------------------
The funds' approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Certain active tax-reduction techniques are used only if the funds' advisor believes they will help the funds achieve their investment goals. The funds expect to distribute taxable income and capital gains from time to time. Market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.
--------------------------------------------------------------------------------

COLUMBIA TAX-MANAGED GROWTH FUND
TOP 5 SECTORS as of 10/31/03 (%)

INFORMATION TECHNOLOGY     20.6
FINANCIALS                 19.9
HEALTH CARE                18.1
CONSUMER DISCRETIONARY     14.4
INDUSTRIALS                 9.6


COLUMBIA TAX-MANAGED GROWTH FUND II
TOP 5 SECTORS as of 10/31/03 (%)

INFORMATION TECHNOLOGY     20.7
FINANCIALS                 20.0
HEALTH CARE                17.9
CONSUMER DISCRETIONARY     14.6
INDUSTRIALS                 9.6

Sector breakdowns are calculated as a percentage of net assets. Since the funds are actively managed, there can be no guarantee the funds will continue to maintain these breakdowns in the future.

Performance Information - Columbia Tax-Managed Growth Fund

Value of a $10,000 investment 12/30/96 - 10/31/03

Performance of a $10,000 investment 12/30/96 - 10/31/03 ($)

              without       with
                sales      sales
               charge     charge
--------------------------------
 Class A       12,986     12,239
--------------------------------
 Class B       12,331     12,331
--------------------------------
 Class C       12,331     12,331
--------------------------------
 Class E       12,917     12,335
--------------------------------
 Class F       12,341     12,341
--------------------------------
 Class Z       13,135        n/a
--------------------------------


       CLASS A SHARES      CLASS A SHARES
              WITHOUT                WITH              S&P 500
         SALES CHARGE        SALES CHARGE                INDEX
12/30/96        10000                9425                10000
                 9960                9387                 9827
                10386                9789                10441
                10227                9639                10523
                 9672                9116                10090
                 9959                9387                10693
                10723               10107                11344
                11239               10593                11852
                12131               11434                12795
                11595               10928                12079
                12349               11639                12741
                11943               11256                12315
                12221               11518                12885
                12389               11677                13107
                12627               11901                13252
                13500               12724                14208
                14086               13276                14935
                14076               13267                15086
                13728               12939                14827
                14036               13229                15429
                13926               13125                15265
                11674               11003                13058
                12429               11714                13895
                13281               12517                15025
                14204               13387                15935
                15048               14183                16853
                15227               14351                17557
                15029               14165                17011
                15743               14838                17692
                16080               15155                18376
                15732               14828                17943
                17002               16024                18939
                16575               15622                18348
                16456               15510                18258
                16148               15220                17757
                17051               16071                18882
                17240               16249                19265
                19275               18166                20400
                18342               17287                19375
                18510               17446                19009
                19532               18409                20868
                18720               17643                20240
                17827               16802                19825
                18709               17633                20315
                18670               17596                19998
                19900               18756                21240
                18907               17820                20118
                18232               17184                20034
                16130               15203                18455
                16319               15380                18546
                17459               16456                19204
                15366               14482                17453
                14166               13351                16346
                15187               14314                17616
                15128               14258                17734
                14821               13969                17303
                14673               13829                17134
                13681               12894                16061
                12183               11482                14763
                12580               11857                15045
                13642               12857                16199
                13691               12904                16342
                13354               12586                16103
                13136               12381                15793
                13672               12886                16386
                12829               12091                15393
                12749               12016                15280
                11608               10941                14192
                10825               10202                13086
                10913               10286                13171
                 9892                9323                11739
                10785               10165                12773
                11460               10801                13525
                10666               10053                12731
                10527                9922                12397
                10478                9875                12211
                10617               10007                12330
                11520               10857                13346
                11986               11297                14049
                11877               11194                14229
                12205               11503                14479
                12522               11802                14762
                12254               11550                14605
10/31/03        12986               12239                15425


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees, expenses, or taxes and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from December 30, 1996.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)
Share class                 A                 B                 C                 E                  F            Z
Inception date          12/30/96          12/30/96          12/30/96          12/30/96           12/30/96      1/11/99
----------------------------------------------------------------------------------------------------------------------
                    without     with  without     with  without     with   without     with  without     with  without
                      sales    sales    sales    sales    sales    sales     sales    sales    sales    sales    sales
                     charge   charge   charge   charge   charge   charge    charge   charge   charge   charge   charge
----------------------------------------------------------------------------------------------------------------------
1-year                20.42    13.50    19.63    14.63    19.63    18.63     20.33    14.92    19.50    14.50    20.80
----------------------------------------------------------------------------------------------------------------------
5-year                -0.45    -1.62    -1.19    -1.59    -1.19    -1.19     -0.51    -1.43    -1.19    -1.59    -0.23
----------------------------------------------------------------------------------------------------------------------
Life                   3.90     3.00     3.11     3.11     3.11     3.11      3.82     3.12     3.13     3.13     4.07
----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

Share class                A                 B                 C                 E                  F            Z
----------------------------------------------------------------------------------------------------------------------
                    without     with  without     with   without    with   without     with  without     with  without
                      sales    sales    sales    sales     sales   sales     sales    sales    sales    sales    sales
                     charge   charge   charge   charge    charge  charge    charge   charge   charge   charge   charge
----------------------------------------------------------------------------------------------------------------------
1-year                23.87    16.75    22.93    17.93    22.93    21.93     23.77    18.20    22.91    17.91    24.25
----------------------------------------------------------------------------------------------------------------------
5-year                -0.29    -1.46    -1.02    -1.42    -1.02    -1.02     -0.34    -1.25    -1.02    -1.42    -0.05
----------------------------------------------------------------------------------------------------------------------
Life                   3.05     2.15     2.28     2.28     2.28     2.28      2.98     2.28     2.30     2.30     3.24
----------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, 4.50% for class E shares, the appropriate class B and class F contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter
- 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class of shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

Performance Information - Columbia Tax-Managed Growth Fund II

Value of a $10,000 investment
3/7/00 - 10/31/03

Performance of a $10,000 investment 3/7/00 - 10/31/03 ($)

              without       with
                sales      sales
               charge     charge
--------------------------------
 Class A        6,942      6,544
--------------------------------
 Class B        6,750      6,548
--------------------------------
 Class C        6,733      6,733
--------------------------------
 Class Z        6,992        n/a
--------------------------------


       CLASS A SHARES      CLASS A SHARES
              WITHOUT                WITH              S&P 500
         SALES CHARGE        SALES CHARGE                INDEX
3/7/00          10000                9425                10000
                10450                9849                10778
                 9859                9292                10454
                 9442                8899                10239
                 9866                9299                10492
                 9883                9315                10329
                10492                9889                10970
                10017                9441                10391
                 9625                9072                10347
                 8516                8027                 9532
                 8666                8168                 9578
                 9266                8733                 9918
                 8091                7626                 9014
                 7499                7068                 8442
                 8075                7610                 9098
                 8008                7547                 9159
                 7832                7382                 8937
                 7732                7287                 8849
                 7207                6793                 8295
                 6457                6086                 7625
                 6599                6219                 7771
                 7224                6808                 8367
                 7307                6887                 8440
                 7065                6659                 8317
                 6990                6588                 8157
                 7307                6887                 8463
                 6865                6471                 7950
                 6824                6431                 7891
                 6257                5897                 7330
                 5832                5497                 6759
                 5849                5513                 6803
                 5308                5002                 6063
                 5783                5450                 6597
                 6141                5788                 6985
                 5700                5372                 6575
                 5649                5325                 6403
                 5608                5285                 6307
                 5691                5364                 6368
                 6158                5804                 6893
                 6399                6031                 7256
                 6341                5976                 7349
                 6516                6141                 7478
                 6691                6307                 7624
                 6550                6173                 7543
10/31/03         6942                6544                 8177

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 widely held large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from March 7, 2000.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)

Share class                     A                            B                           C                     Z
Inception date                3/7/00                       3/7/00                      3/7/00                3/7/00
-------------------------------------------------------------------------------------------------------------------
                      without           with       without           with       without          with       without
                        sales          sales         sales          sales         sales         sales         sales
                       charge         charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  20.03          13.18         19.12          14.12         19.17         18.17         20.37
-------------------------------------------------------------------------------------------------------------------
Life                    -9.51         -10.96        -10.20         -10.95        -10.26        -10.26         -9.33
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

Share class                      A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                      without           with       without           with       without          with       without
                        sales          sales         sales          sales         sales         sales         sales
                       charge         charge        charge         charge        charge        charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                  23.39          16.27         22.60          17.60         22.47         21.47         23.75
-------------------------------------------------------------------------------------------------------------------
Life                   -11.19         -12.64        -11.86         -12.61        -11.92        -11.92        -11.00
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.

Portfolio Managers' Report - Columbia Tax-Managed Value Fund

TOP 10 HOLDINGS as of 10/31/03 (%)
Citigroup                          6.5
Exxon Mobil                        2.7
Bank of America                    2.6
U.S. Bancorp                       2.1
Berkshire Hathaway, Class A        2.1
Wells Fargo                        2.1
Waste Management                   2.1
Lincoln National                   2.1
American International Group       2.1
ConocoPhillips                     2.0

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



For the 12-month period that ended October 31, 2003, Columbia Tax-Managed Value Fund class A shares returned 13.61% without sales charge. The fund did not perform as well as the Russell 1000 Value Index, which returned 22.87%, or the S&P 500 Index, which returned 20.80% for the period.1 It also trailed the Lipper Multi-Cap Value Category average, which returned 24.72%.2 Poor stock selection in the consumer staples and telecommunications sectors hurt returns during the first half of the period, accounting for the bulk of the fund's underperformance. The fund's emphasis on higher-quality, large-cap value stocks also restrained its gains when markets rallied sharply and aggressive stocks were the best performers.

ECONOMIC GROWTH TOOK HOLD IN SECOND HALF

Stocks made little headway during the first part of 2003, weighed down by economic uncertainty and a lack of investor confidence leading up to the war with Iraq. The market finally bottomed in mid-March, then started to rally in April as major military conflict came to a swift end. The economy quickly began showing more definite signs of recovery, while earnings at many companies strengthened. Investors grew more optimistic, fueling a strong rally in stock prices.

ALLOCATIONS ADJUSTED TO MATCH INDEX MORE CLOSELY

We took several steps during the period to bring some sector weightings closer to the Russell 1000 Value Index. Beginning in April, the fund modified its sector allocations to take advantage of improving market conditions. Specifically, we added to the fund's financial holdings, focusing on stocks with attractive valuations such as U.S. Bancorp and State Street Corp.3 We also increased the fund's exposure to large-cap, high-quality value companies in basic materials, consumer discretionary and industrials--three sectors that tend to respond well to a growing economy.

----------------
1 On October 13, 2003, the fund changed its benchmark from the S&P 500 Index to the Russell 1000 Value Index.

2 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

3 Holdings are disclosed as of October 31, 2003, as a percentage of net assets and are subject to change: U.S. Bancorp (2.1%), State Street Corp. (0.8%), ConAgra Foods (1.0%), Textron (1.8%), Dover Corp. (1.1%), Citigroup (6.5%), J.P. Morgan Chase (2.0%) and Wendy's International (1.6%).

We also reduced the fund's overweight positions in sectors that tend to lag when the economy improves, such as health care, telecommunications and consumer staples.

CONSUMER STAPLES HURT, INDUSTRIALS HELPED PERFORMANCE

In the first part of the period, sizable holdings in ConAgra Foods, Sara Lee and Safeway in the consumer staples sector detracted from performance when they were hit hard by poor earnings results. We later eliminated Sara Lee and Safeway from the portfolio. In the industrial group, improving economic conditions helped generate strong returns from manufacturing companies Textron and Dover Corp., both on an absolute basis and relative to the sector's performance in the Russell benchmark. Textron's products range from golf carts to Cessna airplanes and Bell helicopters. Dover manages more than 50 companies including manufacturers of garbage trucks and can-making machinery as well as electronic components and ink-jet printers. Both of these companies trade at modest valuations and should benefit from an expanding economy.

FINANCIALS AND CONSUMER DISCRETIONARY FARED WELL

In the financial area, Citigroup, a large holding, and J.P. Morgan Chase were both strong contributors to fund performance. Earnings at both companies benefited from improved credit quality and renewed strength in the capital markets. The fund also benefited from its position in McDonald's Corp. when the company's revitalized menu offerings led to improved sales momentum and a rising share price. McDonald's rebounded after being severely depressed during the first few months of 2003, and we sold the fund's shares at a profit. We initiated a position in Wendy's International, which experienced a dramatic increase in same-store sales during the period. We believe that well-managed fast food restaurants have the potential to do well as the economy recovers.

VALUE OPPORTUNITIES

Despite the relatively high valuations in the market today, we remain confident that equities will provide long-term investors with good relative returns. Recent evidence points to an expanding economy, which has the potential to lead to higher corporate earnings in years to come. We expect the fund's increased exposure to industrial and basic materials to contribute to strong returns if the economy continues to expand.

/s/ Gregory M. Miller

/s/ Richard Dahlberg

Gregory M. Miller has co-managed the fund since April 2003. Richard Dahlberg became a co-manager of the fund in October 2003. In November 2003, Brian Cunningham also became a co-manager of the fund.


--------------------------------------------------------------------------------
Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

Certain active tax-reduction techniques are used only if the fund's advisor believes they will help the fund achieve its investment goals. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.
--------------------------------------------------------------------------------

COLUMBIA TAX-MANAGED VALUE FUND
TOP 5 SECTORS as of 10/31/03 (%)
FINANCIALS                33.3
ENERGY                    12.1
INDUSTRIALS                9.2
CONSUMER DISCRETIONARY     8.2
CONSUMER STAPLES           7.1

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

Performance Information - Columbia Tax-Managed Value Fund

Value of a $10,000 investment
6/1/99 - 10/31/03

Value of a $10,000 investment
6/1/99 - 10/31/03 ($)

              without      with
                sales     sales
               charge    charge
-------------------------------
 Class A        8,417     7,933
-------------------------------
 Class B        8,167     8,003
-------------------------------
 Class C        8,167     8,167
-------------------------------
 Class Z        8,517      n/a
-------------------------------


              CLASS A          CLASS A
               SHARES           SHARES       RUSSELL          S&P            S&P
              WITHOUT             WITH          1000          500      500/BARRA
         SALES CHARGE     SALES CHARGE         VALUE        INDEX    VALUE INDEX
6/1/99          10000             9425         10000        10000          10000
                10200             9614         10290        10555          10427
                 9733             9173          9989        10226          10107
                 9358             8820          9618        10176           9851
                 8641             8144          9282         9897           9466
                 8866             8356          9817        10523          10001
                 8799             8294          9740        10737           9942
                 8749             8246          9787        11369          10316
                 8357             7877          9468        10799           9988
                 7741             7295          8765        10594           9363
                 8624             8128          9834        11631          10340
                 8774             8269          9720        11280          10271
                 9215             8685          9822        11049          10303
                 8724             8222          9373        11322           9896
                 8607             8112          9490        11146          10094
                 9090             8567         10018        11838          10771
                 9124             8599         10110        11213          10769
                 9507             8960         10359        11166          10970
                 9440             8897          9974        10286          10408
                 9982             9408         10474        10336          10944
                 9940             9369         10514        10703          11406
                 9906             9337         10222         9727          10650
                 9565             9015          9861         9110          10229
                 9698             9140         10344         9818          10923
                 9881             9313         10577         9884          11038
                 9614             9061         10342         9644          10680
                 9864             9297         10320         9549          10495
                 9814             9249          9906         8951           9889
                 9447             8903          9209         8228           8949
                 9497             8951          9130         8385           8949
                 9863             9296          9660         9028           9517
                 9938             9367          9888         9108           9662
                 9722             9163          9812         8975           9397
                 9596             9044          9828         8802           9314
                10088             9507         10293         9133           9791
                 9655             9100          9940         8579           9300
                 9621             9068          9989         8516           9337
                 8530             8039          9416         7909           8748
                 7822             7372          8540         7293           7802
                 7897             7443          8605         7341           7856
                 6780             6391          7648         6543           6958
                 7405             6979          8215         7118           7536
                 7997             7537          8732         7538           8066
                 7630             7192          8353         7095           7647
                 7347             6925          8151         6909           7437
                 6923             6525          7934         6806           7235
                 6898             6501          7947         6872           7226
                 7414             6988          8646         7438           7940
                 8014             7553          9205         7830           8525
                 8198             7726          9320         7930           8587
                 8156             7687          9459         8070           8778
                 8289             7812          9607         8227           8967
                 8122             7655          9512         8140           8805
10/31/03         8417             7933         10151         8647           9406


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. On October 13, 2003, the fund's primary benchmark was changed to the Russell 1000 Value Index. During the reporting period, the fund's primary benchmark was S&P 500 Index. The S&P 500 Index tracks the performance of 500 widely held large-capitalization US stocks. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The value index contains firms with lower price-to-book ratios. The S&P 500/Barra Value Index is constructed by dividing the stocks in the S&P 500 Index by a single attribute: price-to-book ratio. The value index contains firms with lower price-to-book ratios. Unlike the fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Index performance is from June 1, 1999.

AVERAGE ANNUAL TOTAL RETURN AS OF 10/31/03 (%)
Share class                     A                            B                           C                     Z
Inception date               6/1/99                       6/1/99                      6/1/99                6/1/99
-------------------------------------------------------------------------------------------------------------------
                      without          with       without           with       without          with        without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                  13.61          7.08         12.90           7.90         12.90         11.90          14.06
-------------------------------------------------------------------------------------------------------------------
Life                    -3.83         -5.11         -4.48          -4.92         -4.48         -4.48          -3.57
-------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/03 (%)

Share class                      A                            B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                      without          with       without           with       without          with        without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
-------------------------------------------------------------------------------------------------------------------
1-year                  19.78         12.89         18.99          13.99         18.99         17.99          20.24
-------------------------------------------------------------------------------------------------------------------
Life                    -4.68         -5.97         -5.34          -5.78         -5.34         -5.34          -4.43
-------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes varies based on differences in sales charges and fees associated with each class.


Investment Portfolio -- Columbia Tax-Managed Aggressive Growth Fund

October 31, 2003
Common Stocks - 96.0%                                        Shares                Value
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.9%
Gentex Corp.                                                  3,310          $   129,255
                                                                             -----------
Distributors - 1.3%
CDW Corp.                                                     3,100              186,155
                                                                             -----------
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (a)                               3,020               96,127
Hilton Hotels Corp.                                           8,100              128,304
MGM Mirage                                                    1,920               68,160
                                                                             -----------
                                                                                 292,591
                                                                             -----------
Household Durables - 1.4%
Garmin Ltd.                                                   4,000              200,120
                                                                             -----------
Internet & Catalog Retail - 1.1%
InterActive Corp. (a)                                         4,260              156,385
                                                                             -----------
Leisure Equipment & Products - 0.5%
Brunswick Corp.                                               2,500               74,175
                                                                             -----------
Media - 2.5%
Cox Radio, Inc., Class A (a)                                  6,080              134,490
Univision Communications, Inc.,
   Class A (a)                                                3,440              116,788
Westwood One, Inc. (a)                                        3,320               99,368
                                                                             -----------
                                                                                 350,646
                                                                             -----------
Multi-Line Retail - 1.7%
Dollar Tree Stores, Inc. (a)                                  2,910              111,104
Family Dollar Stores, Inc.                                    2,870              125,161
                                                                             -----------
                                                                                 236,265
                                                                             -----------
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)                                   5,380              227,251
Rent-A-Center, Inc. (a)                                       1,400               43,764
Williams-Sonoma, Inc. (a)                                     5,940              209,860
                                                                             -----------
                                                                                 480,875
                                                                             -----------
Textiles, Apparel & Luxury Goods - 0.9%
Reebok International Ltd.                                     3,200              124,640
                                                                             -----------
----------------------------------------------------------------------------------------
CONSUMER STAPLES - 1.3%
Food & Drug Retailing - 0.8%
Whole Foods Market, Inc. (a)                                  1,870              110,779
                                                                             -----------
Food Products - 0.5%
Dean Foods Co. (a)                                            2,400               72,600
                                                                             -----------
----------------------------------------------------------------------------------------
ENERGY - 6.8%
Energy Equipment & Services - 4.1%
BJ Services Co. (a)                                           4,080              133,865
Nabors Industries Ltd. (a)                                    2,050               77,490
National-Oilwell, Inc. (a)                                    5,850              111,560
Noble Corp. (a)                                               3,160              108,483
Patterson-UTI Energy, Inc. (a)                                4,990              142,664
                                                                             -----------
                                                                                 574,062
                                                                             -----------

                                                             Shares                Value
----------------------------------------------------------------------------------------
Oil & Gas - 2.7%
Apache Corp.                                                  2,150          $   149,898
Murphy Oil Corp.                                              2,090              123,268
XTO Energy, Inc.                                              4,760              112,669
                                                                             -----------
                                                                                 385,835
                                                                             -----------
----------------------------------------------------------------------------------------
FINANCIALS - 3.0%
Insurance - 3.0%
Ambac Financial Group, Inc.                                   2,890              204,439
Axis Capital Holdings Ltd.                                    3,340               83,667
StanCorp Financial Group, Inc.                                2,160              136,188
                                                                             -----------
                                                                                 424,294
                                                                             -----------

----------------------------------------------------------------------------------------
HEALTH CARE - 19.8%
Biotechnology - 2.2%
Amylin Pharmaceuticals, Inc. (a)                              2,400               65,592
Gilead Sciences, Inc. (a)                                     2,100              114,618
ICOS Corp. (a)                                                2,970              138,758
                                                                             -----------
                                                                                 318,968
                                                                             -----------
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)                                   1,590              107,675
Hillenbrand Industries, Inc.                                  1,220               72,627
Varian Medical Systems, Inc. (a)                              2,090              133,635
                                                                             -----------
                                                                                 313,937
                                                                             -----------
Health Care Providers & Services - 12.1%
Anthem, Inc. (a)                                              2,210              151,230
Caremark Rx, Inc. (a)                                        10,740              269,037
Community Health Systems,
   Inc. (a)                                                   5,580              134,032
DaVita, Inc. (a)                                              5,350              187,785
First Health Group Corp. (a)                                  3,990               97,396
Health Management Associates, Inc.                            4,900              108,535
Lincare Holdings, Inc. (a)                                    3,410              132,785
Manor Care, Inc.                                              4,300              143,104
Renal Care Group, Inc. (a)                                    3,900              146,289
UnitedHealth Group, Inc.                                      5,280              268,646
WellChoice, Inc. (a)                                          2,200               71,500
                                                                             -----------
                                                                               1,710,339
                                                                             -----------
Pharmaceuticals - 3.3%
Barr Laboratories, Inc. (a)                                   4,920              377,708
Teva Pharmaceutical Industries
   Ltd., ADR                                                  1,430               81,353
                                                                             -----------
                                                                                 459,061
                                                                             -----------

----------------------------------------------------------------------------------------
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.9%
Raytheon Co.                                                  4,620              122,338
                                                                             -----------


See notes to investment portfolio.


                                       13


Investment Portfolio -- Columbia Tax-Managed Aggressive Growth Fund (continued)

October 31, 2003



Common Stocks (continued)                                    Shares                Value
----------------------------------------------------------------------------------------
INDUSTRIALS (continued)
Commercial Services & Supplies - 8.9%
Allied Waste Industries, Inc. (a)                            11,700          $   131,976
CheckFree Corp. (a)                                           2,700               74,331
Cintas Corp.                                                  1,850               78,921
Corporate Executive Board Co. (a)                             6,400              326,464
DST Systems, Inc. (a)                                         1,800               68,076
Education Management Corp. (a)                                5,690              359,494
Monster Worldwide, Inc. (a)                                   5,600              142,632
Robert Half International, Inc. (a)                           3,330               78,621
                                                                             -----------
                                                                               1,260,515
                                                                             -----------
Electrical Equipment - 1.1%
American Power Conversion
   Corp. (a)                                                  7,790              157,592
                                                                             -----------
Trading Companies & Distributors - 1.9%
Fastenal Co.                                                  3,860              171,654
Grainger (W.W.), Inc.                                         2,160               98,885
                                                                             -----------
                                                                                 270,539
                                                                             -----------

----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 36.5%
Communications Equipment - 3.0%
3Com Corp. (a)                                               20,090              144,648
Comverse Technology, Inc. (a)                                 6,220              112,209
Scientific-Atlanta, Inc.                                      3,700              109,520
UTStarcom, Inc. (a)                                           1,990               62,685
                                                                             -----------
                                                                                 429,062
                                                                             -----------
Computers & Peripherals - 1.1%
Lexmark International, Inc. (a)                               2,040              150,164
                                                                             -----------
Electronic Equipment & Instruments - 6.4%
Agilent Technologies, Inc. (a)                                4,300              107,156
Amphenol Corp., Class A (a)                                   4,150              243,812
AU Optronics Corp., ADR                                       6,575               89,288
Jabil Circuit, Inc. (a)                                       4,800              133,680
Sanmina-SCI Corp. (a)                                        11,900              125,545
Symbol Technologies, Inc.                                     6,960               86,930
Vishay Intertechnology, Inc. (a)                              6,600              123,750
                                                                             -----------
                                                                                 910,161
                                                                             -----------
Semiconductor Equipment & Products - 12.4%
Agere Systems, Inc., Class A (a)                             38,410              133,667
Altera Corp. (a)                                              3,870               78,290
Amkor Technology, Inc. (a)                                    6,800              128,180
ASML Holding NV, New York
   Shares (a)                                                 4,400               77,220
Fairchild Semiconductor
   International, Inc., (a)                                   8,190              185,094
Marvell Technology Group
   Ltd. (a)                                                   3,430              150,474
MEMC Electronic Materials
   Inc. (a)                                                   5,700               63,840
Microchip Technology, Inc.                                    9,580              313,362

                                                             Shares                Value
----------------------------------------------------------------------------------------
National Semiconductor Corp. (a)                              2,560          $   104,013
Novellus Systems, Inc. (a)                                    2,660              109,831
QLogic Corp. (a)                                              1,300               72,865
Taiwan Semiconductor
   Manufacturing Co., Ltd.,
   ADR (a)                                                   16,694              184,636
Teradyne, Inc. (a)                                            6,390              145,564
                                                                             -----------
                                                                               1,747,036
                                                                             -----------
Software - 13.6%
Amdocs Ltd. (a)                                               9,820              210,737
BEA Systems, Inc. (a)                                         8,100              112,590
BMC Software, Inc. (a)                                        6,920              120,270
Electronic Arts, Inc. (a)                                     3,850              381,304
Fair Isaac Corp.                                              3,700              235,986
Intuit, Inc. (a)                                              2,540              126,949
Mercury Interactive Corp. (a)                                 4,000              185,760
PeopleSoft, Inc. (a)                                          3,700               76,812
Siebel Systems, Inc. (a)                                     11,610              146,170
Symantec Corp. (a)                                            1,570              104,640
VERITAS Software Corp. (a)                                    6,040              218,346
                                                                             -----------
                                                                               1,919,564
                                                                             -----------
Total Common Stocks
   (Cost of $10,810,360)                                                      13,567,953
                                                                             -----------

Investment Company - 0.7%
----------------------------------------------------------------------------------------
MSCI Japan Index Fund,
   IShares Inc.
   (Cost of $103,452)                                        11,100              102,564
                                                                             -----------
Short-Term Obligation - 4.3%                                    Par
----------------------------------------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   10/31/03, due 11/03/03 at 0.930%
   collateralized by a U.S. Treasury
   Bond maturing 08/21/21 market
   value $626,750 (repurchase
   proceeds $609,047)
   (Cost of $609,000)                                      $609,000              609,000
                                                                             -----------

Total Investments - 101.0%
   (Cost of $11,522,812) (b)                                                  14,279,517
                                                                             -----------

Other Assets & Liabilities, Net - (1.0%)                                        (146,599)
----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                          $14,132,918
                                                                             ===========

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $11,578,764.

                Acronym                      Name
                -------                      ----
                  ADR             American Depositary Receipt

See notes to financial statements.


                                       14


Investment Portfolio -- Columbia Tax-Managed Growth Fund

October 31, 2003

Common Stocks - 96.9%                                        Shares                Value
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.4%
Media - 6.8%
Comcast Corp., Class A (a)                                  210,000         $  6,850,200
Univision Communications, Inc.,
   Class A (a)                                              230,000            7,808,500
Viacom, Inc., Class B (a)                                   198,872            7,929,027
                                                                            ------------
                                                                              22,587,727
                                                                            ------------
Multi-Line Retail - 5.1%
Kohl's Corp. (a)                                            125,000            7,008,750
Wal-Mart Stores, Inc.                                       167,800            9,891,810
                                                                            ------------
                                                                              16,900,560
                                                                            ------------
Specialty Retail - 2.5%
Lowe's Companies, Inc.                                      138,000            8,132,340
                                                                            ------------

----------------------------------------------------------------------------------------
CONSUMER STAPLES - 6.4%
Beverages - 2.3%
PepsiCo, Inc.                                               157,800            7,545,996
                                                                            ------------
Food & Drug Retailing - 2.2%
Walgreen Co.                                                213,000            7,416,660
                                                                            ------------
Household Products - 1.9%
Procter & Gamble Co.                                         64,500            6,339,705
                                                                            ------------

----------------------------------------------------------------------------------------
ENERGY - 5.3%
Energy Equipment & Services - 3.4%
Nabors Industries Ltd. (a)                                  218,000            8,240,400
Noble Corp. (a)                                              90,000            3,089,700
                                                                            ------------
                                                                              11,330,100
                                                                            ------------

Oil & Gas - 1.9%
Exxon Mobil Corp.                                           166,000            6,072,280
                                                                            ------------

----------------------------------------------------------------------------------------
FINANCIALS - 19.9%
Banks - 2.0%
Bank of America Corp.                                        86,300            6,535,499
                                                                            ------------
Diversified Financials - 9.4%
Citigroup, Inc.                                             181,155            8,586,747
Fannie Mae                                                  116,200            8,330,378
Lehman Brothers Holdings, Inc.                              108,775            7,831,800
Merrill Lynch & Co., Inc.                                   111,030            6,572,976
                                                                            ------------
                                                                              31,321,901
                                                                            ------------
Insurance - 8.5%
American International Group, Inc.                          121,854            7,412,379
Chubb Corp.                                                  85,700            5,725,617
RenaissanceRe Holdings Ltd.                                 187,980            8,455,340
XL Capital Ltd., Class A                                     93,800            6,519,100
                                                                            ------------
                                                                              28,112,436
                                                                            ------------

----------------------------------------------------------------------------------------
HEALTH CARE - 18.1%
Biotechnology - 2.0%
Amgen, Inc. (a)                                             105,200            6,497,152
                                                                            ------------

                                                             Shares                Value
----------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 7.6%
Medtronic, Inc.                                             168,500         $  7,678,545
St. Jude Medical, Inc. (a)                                  155,000            9,014,800
Zimmer Holdings, Inc. (a)                                   130,000            8,295,300
                                                                            ------------
                                                                              24,988,645
                                                                            ------------
Health Care Providers & Services - 1.7%
Express Scripts, Inc., Class A (a)                          102,600            5,634,792
                                                                            ------------
Pharmaceuticals - 6.8%
Abbott Laboratories                                         140,417            5,984,573
AstraZeneca PLC, ADR                                        187,500            8,940,000
Pfizer, Inc.                                                243,250            7,686,700
                                                                            ------------
                                                                              22,611,273
                                                                            ------------
----------------------------------------------------------------------------------------
INDUSTRIALS - 9.6%
Electrical Equipment - 2.2%
Emerson Electric Co.                                        128,300            7,281,025
                                                                            ------------
Industrial Conglomerates - 1.8%
General Electric Co.                                        211,910            6,147,509
                                                                            ------------
Machinery - 5.6%
Deere & Co.                                                 103,000            6,243,860
Eaton Corp.                                                  58,000            5,813,920
Illinois Tool Works, Inc.                                    87,000            6,398,850
                                                                            ------------
                                                                              18,456,630
                                                                            ------------
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)                                     404,700            8,490,606
                                                                            ------------
Computers & Peripherals - 5.0%
Dell, Inc. (a)                                              100,000            3,612,000
Hewlett-Packard Co.                                         290,000            6,469,900
Lexmark International, Inc. (a)                              90,000            6,624,900
                                                                            ------------
                                                                              16,706,800
                                                                            ------------
IT Consulting & Services - 2.0%
Affiliated Computer Services, Inc.,
   Class A (a)                                              133,000            6,507,690
                                                                            ------------
Semiconductor Equipment & Products - 7.1%
Intel Corp.                                                 100,000            3,305,000
Microchip Technology, Inc.                                  248,900            8,141,519
Texas Instruments, Inc.                                     286,975            8,299,317
Xilinx, Inc. (a)                                            115,000            3,645,500
                                                                            ------------
                                                                              23,391,336
                                                                            ------------
Software - 3.9%
Microsoft Corp.                                             281,400            7,358,610
Symantec Corp. (a)                                           85,000            5,665,250
                                                                            ------------
                                                                              13,023,860
                                                                            ------------
----------------------------------------------------------------------------------------
MATERIALS - 2.6%
Metals & Mining - 1.1%
Phelps Dodge Corp. (a)                                       60,000            3,704,400
                                                                            ------------


See notes to investment portfolio.


                                       15

Investment Portfolio -- Columbia Tax-Managed Growth Fund (continued)


October 31, 2003

Common Stocks (continued)                                    Shares                Value
----------------------------------------------------------------------------------------

MATERIALS (continued)
Paper & Forest Products - 1.5%
International Paper Co.                                     121,500         $  4,781,025
                                                                            ------------
Total Common Stocks
   (Cost of $259,190,000)                                                    320,517,947
                                                                            ------------
Short-Term Obligation - 2.9%                                    Par
----------------------------------------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   10/31/03, due 11/03/03 at 0.930%
   collateralized by a U.S. Treasury
   Bond maturing 08/15/17 market
   value $9,930,656 (repurchase
   proceeds $9,731,754)
   (Cost of $9,731,000)                                  $9,731,000            9,731,000
                                                                            ------------

Total Investments - 99.8%
   (Cost of $268,921,000) (b)                                                330,248,947
                                                                            ------------

Other Assets & Liabilities, Net - 0.2%                                           646,474
----------------------------------------------------------------------------------------
Net Assets - 100.0%                                                         $330,895,421
                                                                            ============


Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $271,873,415.

                 Acronym                     Name
                 -------                     ----
                   ADR             American Depositary Receipt


See notes to financial statements.


Investment Portfolio -- Columbia Tax-Managed Growth Fund II


October 31, 2003

Common Stocks - 97.1%                                        Shares                Value
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.6%
Media - 6.8%
Comcast Corp., Class A (a)                                   29,800          $   972,076
Univision Communications, Inc.,
   Class A (a)                                               33,030            1,121,368
Viacom, Inc., Class B (a)                                    26,800            1,068,516
                                                                             -----------
                                                                               3,161,960
                                                                             -----------
Multi-Line Retail - 5.2%
Kohl's Corp. (a)                                             17,900            1,003,653
Wal-Mart Stores, Inc.                                        23,470            1,383,557
                                                                             -----------
                                                                               2,387,210
                                                                             -----------
Specialty Retail - 2.6%
Lowe's Companies, Inc.                                       20,800            1,225,744
                                                                             -----------
----------------------------------------------------------------------------------------
CONSUMER STAPLES - 6.5%
Beverages - 2.3%
PepsiCo, Inc.                                                22,500            1,075,950
                                                                             -----------
Food & Drug Retailing - 2.2%
Walgreen Co.                                                 28,500              992,370
                                                                             -----------
Household Products - 2.0%
Procter & Gamble Co.                                          9,500              933,755
                                                                             -----------
----------------------------------------------------------------------------------------
ENERGY - 5.2%
Energy Equipment & Services - 3.3%
Nabors Industries Ltd. (a)                                   29,400            1,111,320
Noble Corp. (a)                                              12,500              429,125
                                                                             -----------
                                                                               1,540,445
                                                                             -----------
Oil & Gas - 1.9%
Exxon Mobil Corp.                                            24,000              877,920
                                                                             -----------
----------------------------------------------------------------------------------------
FINANCIALS - 20.0%
Banks - 2.0%
Bank of America Corp.                                        12,100              916,333
                                                                             -----------
Diversified Financials - 9.5%
Citigroup, Inc.                                              24,795            1,175,283
Fannie Mae                                                   15,585            1,117,289
Lehman Brothers Holdings, Inc.                               15,425            1,110,600
Merrill Lynch & Co., Inc.                                    16,700              988,640
                                                                             -----------
                                                                               4,391,812
                                                                             -----------
Insurance - 8.5%
American International Group, Inc.                           17,463            1,062,274
Chubb Corp.                                                  11,600              774,996
RenaissanceRe Holdings Ltd.                                  28,400            1,277,432
XL Capital Ltd., Class A                                     12,200              847,900
                                                                             -----------
                                                                               3,962,602
                                                                             -----------
----------------------------------------------------------------------------------------
HEALTH CARE - 17.9%
Biotechnology - 2.1%
Amgen, Inc. (a)                                              16,000              988,160
                                                                             -----------


                                                             Shares                Value
----------------------------------------------------------------------------------------

Health Care Equipment & Supplies - 7.3%
Medtronic, Inc.                                              22,400          $ 1,020,768
St. Jude Medical, Inc. (a)                                   21,000            1,221,360
Zimmer Holdings, Inc. (a)                                    18,000            1,148,580
                                                                             -----------
                                                                               3,390,708
                                                                             -----------
----------------------------------------------------------------------------------------
Health Care Providers & Services - 1.7%
Express Scripts, Inc., Class A (a)                           14,200              779,864
                                                                             -----------
Pharmaceuticals - 6.8%
Abbott Laboratories                                          19,800              843,876
AstraZeneca PLC, ADR                                         26,500            1,263,520
Pfizer, Inc.                                                 33,287            1,051,869
                                                                             -----------
                                                                               3,159,265
                                                                             -----------
----------------------------------------------------------------------------------------
INDUSTRIALS - 9.6%
Electrical Equipment - 2.2%
Emerson Electric Co.                                         17,700            1,004,475
                                                                             -----------
Industrial Conglomerates - 2.3%
General Electric Co.                                         37,155            1,077,867
                                                                             -----------
Machinery - 5.1%
Deere & Co.                                                  11,200              678,944
Eaton Corp.                                                   8,000              801,920
Illinois Tool Works, Inc.                                    12,000              882,600
                                                                             -----------
                                                                               2,363,464
                                                                             -----------
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)                                      56,495            1,185,265
                                                                             -----------
Computers & Peripherals - 5.2%
Dell, Inc. (a)                                               14,000              505,680
Hewlett-Packard Co.                                          44,000              981,640
Lexmark International, Inc. (a)                              12,600              927,486
                                                                             -----------
                                                                               2,414,806
                                                                             -----------
IT Consulting & Services - 2.0%
Affiliated Computer Services,
   Inc., Class A (a)                                         19,000              929,670
                                                                             -----------
Semiconductor Equipment & Products - 7.1%
Intel Corp.                                                  15,000              495,750
Microchip Technology, Inc.                                   35,425            1,158,752
Texas Instruments, Inc.                                      40,750            1,178,490
Xilinx, Inc. (a)                                             15,000              475,500
                                                                             -----------
                                                                               3,308,492
                                                                             -----------
Software - 3.8%
Microsoft Corp.                                              36,400              951,860
Symantec Corp. (a)                                           12,000              799,800
                                                                             -----------
                                                                               1,751,660
                                                                             -----------
----------------------------------------------------------------------------------------


See notes to investment portfolio.


                                       17


Investment Portfolio -- Columbia Tax-Managed Growth Fund II (continued)

October 31, 2003

Common Stocks (continued)                                    Shares                Value
----------------------------------------------------------------------------------------
MATERIALS - 2.6%
Metals & Mining - 1.2%
Phelps Dodge Corp. (a)                                        8,700           $  537,138
                                                                             -----------
Paper & Forest Products - 1.4%
International Paper Co.                                      17,000              668,950
                                                                             -----------

Total Common Stocks
   (Cost of $40,228,931)                                                      45,025,885
                                                                             -----------
Short-Term Obligation - 2.6%                                    Par
----------------------------------------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   10/31/03, due 11/03/03 at 0.930%
   collateralized by a U.S. Treasury
   Bond maturing 08/15/20 market
   value $1,219,750 (repurchase
   proceeds $1,195,093)
   (Cost of $1,195,000)                                  $1,195,000            1,195,000
                                                                             -----------

Total Investments - 99.7%
   (Cost of $41,423,931) (b)                                                  46,220,885
                                                                             -----------

Other Assets & Liabilities, Net - 0.3%                                           125,620
----------------------------------------------------------------------------------------
Net Assets - 100.0%                                                          $46,346,505
                                                                             ===========

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $41,917,597.

                Acronym                     Name
                -------                     ----
                  ADR            American Depositary Receipt


See notes to financial statements.

Investment Portfolio -- Columbia Tax-Managed Value Fund

October 31, 2003

Common Stocks - 95.5%                                        Shares                Value
----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.9%
Delphi Corp.                                                 84,600          $   752,940
                                                                             -----------
Hotels, Restaurants & Leisure - 1.6%
Wendy's International, Inc.                                  33,400            1,237,470
                                                                             -----------
Leisure Equipment & Products - 0.5%
Mattel, Inc.                                                 20,900              404,624
                                                                             -----------
Media - 4.2%
Gannett Co., Inc.                                             5,000              420,550
Interpublic Group of Companies,
   Inc.                                                      57,800              860,064
McGraw-Hill Companies, Inc.                                  13,100              877,045
Time Warner, Inc. (a)                                        55,700              851,653
Viacom Inc., Class A                                          9,800              390,432
                                                                             -----------
                                                                               3,399,744
                                                                             -----------
Specialty Retail - 1.0%
Office Depot, Inc. (a)                                       54,800              818,164
                                                                             -----------

----------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.1%
Beverages - 1.7%
PepsiCo, Inc.                                                28,200            1,348,524
                                                                             -----------
Food Products - 2.0%
ConAgra Foods, Inc.                                          34,800              829,632
Kraft Foods, Inc., Class A                                   26,800              779,880
                                                                             -----------
                                                                               1,609,512
                                                                             -----------
Household Products - 3.4%
Clorox Co.                                                   18,300              828,990
Kimberly-Clark Corp.                                         16,500              871,365
Procter & Gamble Co.                                         10,500            1,032,045
                                                                             -----------
                                                                               2,732,400
                                                                             -----------

----------------------------------------------------------------------------------------
ENERGY - 12.1%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.                                           29,100              822,366
Halliburton Co.                                              64,100            1,530,708
                                                                             -----------
                                                                               2,353,074
                                                                             -----------
Oil & Gas - 9.2%
BP PLC                                                       36,900            1,563,822
ConocoPhillips                                               28,230            1,613,345
Exxon Mobil Corp.                                            60,000            2,194,800
Marathon Oil Corp.                                           41,300            1,221,241
Royal Dutch Petroleum Co.                                    17,800              789,964
                                                                             -----------
                                                                               7,383,172
                                                                             -----------
----------------------------------------------------------------------------------------

                                                             Shares                Value
----------------------------------------------------------------------------------------
FINANCIALS - 33.3%
Banks - 10.7%
Bank of America Corp.                                        27,500          $ 2,082,575
Bank of New York Co., Inc.                                   38,000            1,185,220
Bank One Corp.                                               34,500            1,464,525
Fifth Third Bancorp                                           8,300              481,068
U.S. Bancorp                                                 63,600            1,731,192
Wells Fargo & Co.                                            30,000            1,689,600
                                                                             -----------
                                                                               8,634,180
                                                                             -----------
Diversified Financials - 13.2%
American Express Co.                                         17,100              802,503
Citigroup, Inc.                                             109,900            5,209,260
Countrywide Financial Corp.                                   5,700              599,184
Freddie Mac                                                  24,300            1,363,959
J.P. Morgan Chase & Co.                                      44,800            1,608,320
Morgan Stanley                                                7,500              411,525
State Street Corp.                                           11,700              612,612
                                                                             -----------
                                                                              10,607,363
                                                                             -----------
Insurance - 9.4%
AFLAC, Inc.                                                  11,900              434,112
Ambac Financial Group, Inc.                                  11,400              806,436
American International Group, Inc.                           27,400            1,666,742
Berkshire Hathaway, Inc.,
   Class A (a)                                                   22            1,711,820
Lincoln National Corp.                                       42,000            1,677,060
Travelers Property Casualty
   Corp.                                                     50,600              828,322
Willis Group Holdings Ltd.                                   13,700              456,210
                                                                             -----------
                                                                               7,580,702
                                                                             -----------
----------------------------------------------------------------------------------------
HEALTH CARE - 6.6%
Health Care Providers & Services - 2.9%
Aetna, Inc.                                                  25,900            1,486,919
McKesson Corp.                                               27,500              832,425
                                                                             -----------
                                                                               2,319,344
                                                                             -----------
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.                                     30,300              768,711
Johnson & Johnson                                             7,800              392,574
Merck & Co., Inc.                                            20,700              915,975
Pfizer, Inc.                                                 28,200              891,120
                                                                             -----------
                                                                               2,968,380
                                                                             -----------
----------------------------------------------------------------------------------------
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.7%
General Dynamics Corp.                                       10,000              837,000
Honeywell International, Inc.                                29,200              893,812
Raytheon Co.                                                 31,100              823,528
United Technologies Corp.                                     4,900              414,981
                                                                             -----------
                                                                               2,969,321
                                                                             -----------


See notes to investment portfolio.


                                       19


Investment Portfolio -- Columbia Tax-Managed Value Fund (continued)

October 31, 2003

Common Stocks (continued)                                    Shares                Value
----------------------------------------------------------------------------------------
INDUSTRIALS (continued)
Commercial Services & Supplies - 2.6%
Avery Dennison Corp.                                          7,700          $   404,866
Waste Management, Inc.                                       64,770            1,678,838
                                                                             -----------
                                                                               2,083,704
                                                                             -----------
Industrial Conglomerates - 1.8%
Textron, Inc.                                                29,100            1,445,979
                                                                             -----------
Machinery - 1.1%
Dover Corp.                                                  23,200              905,264
                                                                             -----------
----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 6.0%
Communications Equipment - 1.2%
Nokia Oyj, ADR                                               56,800              965,032
                                                                             -----------
Computers & Peripherals - 1.0%
International Business Machines
   Corp.                                                      9,100              814,268
                                                                             -----------
IT Consulting & Services - 1.8%
Accenture Ltd., Class A (a)                                  60,800            1,422,720
                                                                             -----------
Office Electronics - 1.6%
Xerox Corp. (a)                                             120,500            1,265,250
                                                                             -----------
Software - 0.4%
Microsoft Corp.                                              13,400              350,410
                                                                             -----------
----------------------------------------------------------------------------------------
MATERIALS - 2.8%
Chemicals - 1.1%
Air Products & Chemicals, Inc.                               20,200              917,282
                                                                             -----------
Paper & Forest Products - 1.7%
MeadWestvaco Corp.                                           32,200              834,624
Weyerhaeuser Co.                                              8,100              487,863
                                                                             -----------
                                                                               1,322,487
                                                                             -----------
----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.9%
BellSouth Corp.                                              49,200            1,294,452
CenturyTel, Inc.                                              5,600              200,200
SBC Communications, Inc.                                     52,900            1,268,542
Verizon Communications, Inc.                                 36,400            1,223,040
                                                                             -----------
                                                                               3,986,234
                                                                             -----------
----------------------------------------------------------------------------------------
UTILITIES - 5.3%
Electric Utilities - 4.4%
American Electric Power Co., Inc.                            26,600              749,854
Consolidated Edison, Inc.                                    30,400            1,230,288
PG&E Corp. (a)                                               27,500              672,375
TXU Corp.                                                    39,300              896,826
                                                                             -----------
                                                                               3,549,343
                                                                             -----------
                                                             Shares                Value
----------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power - 0.9%
Duke Energy Corp.                                            42,600          $   773,190
                                                                             -----------

Total Common Stocks
   (Cost of $68,666,940)                                                      76,920,077
                                                                             -----------
Investment Company - 0.7%
----------------------------------------------------------------------------------------
Russel 1000 Value Index, IShares
   (Cost of $527,680)                                         9,700              530,202
                                                                             -----------
Short-Term Obligation - 3.4%                                    Par
----------------------------------------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   10/31/03, due 11/03/03 at 0.930%
   collateralized by a U.S. Treasury
   Bond maturing 08/15/17 market
   value $2,833,263 (repurchase
   proceeds $2,774,215)
   (Cost of $2,774,000)                                  $2,774,000            2,774,000
                                                                             -----------
Total Investments - 99.6%
   (Cost of $71,968,620) (b)                                                  80,224,279
                                                                             -----------

Other Assets & Liabilities, Net - 0.4%                                           322,598
----------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                          $80,546,877
                                                                             ===========

Notes to Investment Portfolio:
(a) Non-income producing.
(b) Cost for federal income tax purposes is $72,112,642.

                Acronym                 Name
                -------                 ----
                  ADR        American Depositary Receipt


See notes to financial statements.

Statements of Assets & Liabilities
October 31, 2003
                                                                      COLUMBIA                        COLUMBIA
                                                                    TAX-MANAGED                     TAX-MANAGED
                                                               AGGRESSIVE GROWTH FUND               GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 11,522,812                    $268,921,000
                                                                        ------------                    ------------
Investments, at value                                                     14,279,517                     330,248,947
Cash                                                        $       526                      $       72
Receivables for:
   Investments sold                                             170,508                       3,293,052
   Fund shares sold                                             117,650                         103,291
   Dividends                                                      1,182                         290,186
   Interest                                                          16                             251
Expense reimbursement due from Investment
   Advisor/Administrator                                         24,890                              --
Deferred Trustees' compensation plan                                726                          12,025
Other assets                                                         60                              --
                                                            -----------                      ----------
     Total Assets                                                         14,595,075                     333,947,824
                                                                        ------------                    ------------
LIABILITIES:
Payable for:
   Investments purchased                                        389,409                       1,661,891
   Fund shares repurchased                                       12,780                         763,189
   Investment advisory fee                                        9,460                         171,491
   Administration fee                                             2,269                          73,665
   Transfer agent fee                                             8,065                         126,552
   Pricing and bookkeeping fees                                   1,717                          12,958
   Audit fee                                                     20,000                          19,800
   Distribution and service fees                                  8,712                         206,122
Deferred Trustees' fees                                             726                          12,025
Other liabilities                                                 9,019                           4,710
                                                            -----------                      ----------
     Total Liabilities                                                       462,157                       3,052,403
                                                                        ------------                    ------------
NET ASSETS                                                              $ 14,132,918                    $330,895,421
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 25,886,939                    $460,153,541
Accumulated net investment loss                                                 (986)                        (16,158)
Accumulated net realized loss                                            (14,509,740)                   (190,569,909)
Net unrealized appreciation on investments                                 2,756,705                      61,327,947
                                                                        ------------                    ------------
NET ASSETS                                                              $ 14,132,918                    $330,895,421
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  3,838,024                    $ 69,764,044
Shares outstanding                                                           491,102                       5,329,784
                                                                        ============                    ============
Net asset value per share                                               $       7.82(a)                 $      13.09(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)               $       8.30(b)                 $      13.89(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                              $  8,632,371                    $213,481,017
Shares outstanding                                                         1,131,294                      17,177,706
                                                                        ============                    ============
Net asset value and offering price per share                            $       7.63(a)                 $      12.43(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                              $  1,644,309                    $ 30,035,491
Shares outstanding                                                           215,558                       2,417,233
                                                                        ============                    ============
Net asset value and offering price per share                            $       7.63(a)                 $      12.43(a)
                                                                        ============                    ============
CLASS E:
Net assets                                                              $         --                    $  6,908,071
Shares outstanding                                                                --                         530,617
                                                                        ============                    ============
Net asset value and redemption price per share                          $         --                    $      13.02
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9550)               $         --                    $      13.63(b)
                                                                        ============                    ============
CLASS F:
Net assets                                                              $         --                    $ 10,265,234
Shares outstanding                                                                --                         824,945
                                                                        ============                    ============
Net asset value and offering price per share                            $         --                    $      12.44(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                              $     18,214                    $    441,564
Shares outstanding                                                             2,325                          33,342
                                                                        ============                    ============
Net asset value, offering and redemption price per share                $       7.83                    $      13.24
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

Statements of Assets & Liabilities (continued)

October 31, 2003                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                                 GROWTH FUND II                    VALUE FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at cost                                                    $ 41,423,931                    $ 71,968,620
                                                                        ------------                    ------------
Investments, at value                                                     46,220,885                      80,224,279
Cash                                                        $       948                      $      608
Receivables for:
   Investments sold                                             463,979                         461,580
   Fund shares sold                                              27,913                          83,849
   Dividends                                                     39,635                         177,903
   Interest                                                          31                              72
Deferred Trustees' compensation plan                              1,855                           3,157
                                                            -----------                      ----------
     Total Assets                                                         46,755,246                      80,951,448
                                                                        ------------                    ------------
LIABILITIES:
Expense reimbursement due to Investment
   Advisor/Administrator                                         10,483                              --
Payable for:
   Investments purchased                                        229,466                              --
   Fund shares repurchased                                       50,759                         211,912
   Investment advisory fee                                       31,914                          56,022
   Administration fee                                             8,224                          14,525
   Transfer agent fee                                            18,173                          30,795
   Pricing and bookkeeping fees                                   1,334                           4,222
   Trustees' fees                                                    --                             255
   Audit fee                                                     24,000                          23,090
Distribution and service fees                                    30,897                          52,374
Deferred Trustees' fees                                           1,855                           3,157
Other liabilities                                                 1,636                           8,219
                                                            -----------                      ----------
     Total Liabilities                                                       408,741                         404,571
                                                                        ------------                    ------------
NET ASSETS                                                              $ 46,346,505                    $ 80,546,877
                                                                        ============                    ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         $ 73,936,978                    $ 99,155,925
Undistributed net investment income
   (accumulated net investment loss)                                          (2,387)                        141,865
Accumulated net realized loss                                            (32,385,040)                    (27,006,572)
Net unrealized appreciation on investments                                 4,796,954                       8,255,659
                                                                        ------------                    ------------
NET ASSETS                                                              $ 46,346,505                    $ 80,546,877
                                                                        ============                    ============
CLASS A:
Net assets                                                              $  7,515,112                    $ 16,724,554
Shares outstanding                                                           902,323                       1,656,061
                                                                        ============                    ============
Net asset value per share                                               $       8.33(a)                 $      10.10(a)
                                                                        ============                    ============
Maximum offering price per share (net asset value/0.9425)               $       8.84(b)                 $      10.72(b)
                                                                        ============                    ============
CLASS B:
Net assets                                                              $ 31,556,583                    $ 50,116,915
Shares outstanding                                                         3,897,546                       5,115,563
                                                                        ============                    ============
Net asset value and offering price per share                            $       8.10(a)                 $       9.80(a)
                                                                        ============                    ============
CLASS C:
Net assets                                                                 6,443,762                    $ 13,673,612
Shares outstanding                                                           797,618                       1,395,895
                                                                        ============                    ============
Net asset value and offering price per share                            $       8.08(a)                 $       9.80(a)
                                                                        ============                    ============
CLASS Z:
Net assets                                                              $    831,048                    $     31,796
Shares outstanding                                                            99,028                           3,111
                                                                        ============                    ============
Net asset value, offering and redemption price per share                $       8.39                    $      10.22
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2003
                                                                     COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                             AGGRESSIVE GROWTH FUND                GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                 $   31,741                   $   3,535,545
Interest                                                                       5,596                          76,770
Other income                                                                      --                           3,366
                                                                         -----------                   -------------
   Total Investment Income (net of foreign taxes
     withheld of $471 and $11,473, respectively)                              37,337                       3,615,681
                                                                         -----------                   -------------
EXPENSES:
Investment advisory fee                                     $    98,583                     $ 1,906,575
Administration fee                                               24,646                         794,406
Service fee:
   Class A                                                        7,180                         162,307
   Class B                                                       19,821                         519,012
   Class C                                                        3,782                          74,018
   Class E                                                           --                          15,352
   Class F                                                           --                          23,066
Distribution fee:
   Class A                                                        1,436                              --
   Class B                                                       59,464                       1,557,036
   Class C                                                       11,347                         222,055
   Class E                                                           --                           6,141
   Class F                                                           --                          69,199
Transfer agent fee                                               44,148                         724,312
Pricing and bookkeeping fees                                     13,622                         107,345
Trustees' fees                                                    5,925                          14,569
Custody fee                                                       6,768                           7,371
Audit fee                                                        28,141                          23,550
Registration fee                                                 49,248                          63,335
Other expenses                                                    9,223                          61,318
                                                            -----------                     -----------
   Total Expenses                                               383,334                       6,350,967
Fees and expenses waived or reimbursed by
   Investment Advisor/Administrator                            (126,247)                             --
Custody earnings credit                                             (21)                            (19)
                                                            -----------                     -----------
   Net Expenses                                                              257,066                       6,350,948
                                                                         -----------                   -------------
Net Investment Loss                                                         (219,729)                     (2,735,267)
                                                                         -----------                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on investments                                       39,575                     (14,431,179)
Net change in unrealized appreciation/depreciation
   on investments                                                          2,524,929                      73,959,918
                                                                         -----------                   -------------
Net Gain                                                                   2,564,504                      59,528,739
                                                                         -----------                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 2,344,775                   $  56,793,472
                                                                         ===========                   =============


See notes to financial statements.

Statements of Operations (continued)

For the Year Ended October 31, 2003
                                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                                 GROWTH FUND II                    VALUE FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                                $   491,023                   $   2,006,840
Interest                                                                      12,162                          15,531
Other income                                                                  13,974                              --
                                                                         -----------                   -------------
   Total Investment Income (net of foreign taxes
     withheld of $1,739 and $23,671, respectively)                           517,159                       2,022,371
                                                                         -----------                   -------------
EXPENSES:
Investment advisory fee                                      $  354,298                      $  667,173
Administration fee                                               88,575                         166,836
Service fee:
   Class A                                                       17,993                          44,339
   Class B                                                       75,320                         125,831
   Class C                                                       15,463                          38,317
Distribution fee:
   Class A                                                           --                           8,868
   Class B                                                      225,960                         377,494
   Class C                                                       46,388                         114,950
Transfer agent fee                                              111,368                         186,045
Pricing and bookkeeping fees                                     11,442                          37,168
Trustees' fees                                                    7,264                           9,322
Custody fee                                                       3,394                           7,106
Other expenses                                                   86,109                          94,017
                                                             ----------                      ----------
   Total Expenses                                             1,043,574                       1,877,466
Fees and expenses waived or reimbursed by
   Investment Advisor/Administrator                            (108,703)                             --
Custody earnings credit                                             (96)                            (13)
                                                             ----------                      ----------
   Net Expenses                                                              934,775                       1,877,453
                                                                         -----------                   -------------
Net Investment Income (Loss)                                                (417,616)                        144,918
                                                                         -----------                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized loss on investments                                          (2,632,362)                    (11,323,355)
Net change in unrealized appreciation/depreciation
   on investments                                                         10,813,804                      21,142,163
                                                                         -----------                   -------------
Net Gain                                                                   8,181,442                       9,818,808
                                                                         -----------                   -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $ 7,763,826                   $   9,963,726
                                                                         ===========                   =============

See notes to financial statements.

Statements of Changes in Net Assets
                                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                             AGGRESSIVE GROWTH FUND                GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2003         2002              2003         2002
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                          $  (219,729) $  (308,001)      $ (2,735,267) $ (3,370,720)
Net realized gain (loss) on investments                           39,575   (2,855,344)       (14,431,179)  (56,235,239)
Net change in unrealized appreciation/depreciation
   on investments                                              2,524,929    1,853,314         73,959,918    (3,638,348)
                                                             -----------  -----------       ------------  ------------
     Net Increase (Decrease) from Operations                   2,344,775   (1,310,031)        56,793,472   (63,244,307)
                                                             -----------  -----------       ------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                              2,125,101       918,229          6,638,498     8,721,673
   Redemptions                                               (1,688,965)   (1,895,664)       (15,690,904)  (32,084,446)
                                                             -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                   436,136      (977,435)        (9,052,406)  (23,362,773)
                                                             -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                                671,525     1,187,026          6,283,356    13,151,957
   Redemptions                                               (1,759,818)   (3,112,236)       (46,212,326)  (81,597,675)
                                                             -----------  -----------       ------------  ------------
      Net Decrease                                           (1,088,293)   (1,925,210)       (39,928,970)  (68,445,718)
                                                             -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                  81,847      529,404          2,908,437     5,562,656
   Redemptions                                                  (418,954)  (1,152,931)        (8,956,641)  (15,790,888)
                                                             -----------  -----------       ------------  ------------
      Net Decrease                                              (337,107)    (623,527)        (6,048,204)  (10,228,232)
                                                             -----------  -----------       ------------  ------------
Class E:
   Subscriptions                                                      --           --            105,637       224,389
   Redemptions                                                        --           --           (150,292)     (238,932)
                                                             -----------  -----------       ------------  ------------
      Net Decrease                                                    --           --            (44,655)      (14,543)
                                                             -----------  -----------       ------------  ------------
Class F:
   Subscriptions                                                      --           --            197,836       527,180
   Redemptions                                                        --           --           (330,673)     (353,318)
                                                             -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                         --           --           (132,837)      173,862
                                                             -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                  11,910      408,190            482,349            --
   Redemptions                                                        --     (397,190)          (154,915)     (850,740)
                                                             -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                     11,910       11,000            327,434      (850,740)
                                                             -----------  -----------       ------------  ------------
Net Decrease from Share Transactions                            (977,354)  (3,515,172)       (54,879,638) (102,728,144)
                                                             -----------  -----------       ------------  ------------
Total Increase (Decrease) in Net Assets                        1,367,421   (4,825,203)         1,913,834  (165,972,451)

NET ASSETS:
Beginning of period                                           12,765,497   17,590,700        328,981,587   494,954,038
                                                             -----------  -----------       ------------  ------------
End of period                                                $14,132,918  $12,765,497       $330,895,421  $328,981,587
                                                             ===========  ===========       ============  ============
Accumulated net investment loss                              $      (986) $      (505)      $    (16,158) $    (13,849)
                                                             ===========  ===========       ============  ============


See notes to financial statements.


Statements of Changes in Net Assets (continued)
                                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                             AGGRESSIVE GROWTH FUND                GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2003         2002              2003         2002
----------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                306,687      120,292            560,514       680,896
   Redemptions                                                 (254,160)    (258,069)        (1,375,186)   (2,614,841)
                                                             ----------- -----------       ------------  ------------
      Net Increase (Decrease)                                    52,527     (137,777)          (814,672)   (1,933,945)
                                                             ----------- -----------       ------------  ------------
Class B:
   Subscriptions                                                105,120      161,551            587,037     1,049,853
   Redemptions                                                 (274,407)    (440,359)        (4,268,593)   (7,007,740)
                                                             ----------- -----------       ------------  ------------
      Net Decrease                                             (169,287)    (278,808)        (3,681,556)   (5,957,887)
                                                             ----------- -----------       ------------  ------------
Class C:
   Subscriptions                                                 12,186       70,516            270,413       455,735
   Redemptions                                                  (64,957)    (163,218)          (820,762)   (1,341,588)
                                                             ----------- -----------       ------------  ------------
      Net Decrease                                              (52,771)     (92,702)          (550,349)     (885,853)
                                                             ----------- -----------       ------------  ------------
Class E:
   Subscriptions                                                     --           --              8,644        17,655
   Redemptions                                                       --           --            (13,658)      (21,839)
                                                             ----------- -----------       ------------  ------------
      Net Decrease                                                   --           --             (5,014)       (4,184)
                                                             ----------- -----------       ------------  ------------
Class F:
   Subscriptions                                                     --           --             17,598        42,623
   Redemptions                                                       --           --            (29,586)      (31,434)
                                                             ----------- -----------       ------------  ------------
      Net Increase (Decrease)                                        --           --            (11,988)       11,189
                                                             ----------- -----------       ------------  ------------
Class Z:
   Subscriptions                                                  1,861       51,745             40,880            --
   Redemptions                                                       --      (59,967)           (14,872)      (64,379)
                                                             ----------- -----------       ------------  ------------
      Net Increase (Decrease)                                     1,861       (8,222)            26,008       (64,379)
                                                             ----------- -----------       ------------  ------------

See notes to financial statements.

Statements of Changes in Net Assets (continued)
                                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                                 GROWTH FUND II                    VALUE FUND
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2003         2002              2003         2002
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                $  (417,616) $  (530,798)      $    144,918  $   (248,818)
Net realized loss on investments                             (2,632,362)  (9,333,607)       (11,323,355)  (15,507,933)
Net change in unrealized appreciation/depreciation
   on investments                                            10,813,804    2,290,838         21,142,163   (14,402,670)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease) from Operations                 7,763,826   (7,573,567)         9,963,726   (30,159,421)
                                                            -----------  -----------       ------------  ------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                              1,444,961    2,585,072          3,592,454    10,989,897
   Redemptions                                               (2,899,754)  (3,053,453)        (8,719,434)  (10,381,631)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                (1,454,793)    (468,381)        (5,126,980)      608,266
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                              1,882,364    5,060,865          3,240,450    17,390,433
   Redemptions                                               (6,472,623) (11,451,939)       (11,898,465)  (16,719,891)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                (4,590,259)  (6,391,074)        (8,658,015)      670,542
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                713,546    2,105,388          1,542,556     9,058,575
   Redemptions                                               (1,816,426)  (3,549,281)        (7,135,678)   (7,028,058)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                (1,102,880)  (1,443,893)        (5,593,122)    2,030,517
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                 41,354      434,351             28,960           --
   Redemptions                                                 (248,762)    (700,801)                --           --
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                  (207,408)    (266,450)            28,960           --
                                                            -----------  -----------       ------------  ------------
Net Increase (Decrease) from Share Transactions              (7,355,340)  (8,569,798)       (19,349,157)    3,309,325
                                                            -----------  -----------       ------------  ------------
Total Increase (Decrease) in Net Assets                         408,486  (16,143,365)        (9,385,431)  (26,850,096)

NET ASSETS:
Beginning of period                                          45,938,019   62,081,384         89,932,308   116,782,404
                                                            -----------  -----------       ------------  ------------
End of period                                               $46,346,505  $45,938,019       $ 80,546,877  $ 89,932,308
                                                            ===========  ===========       ============  ============
Undistributed net investment income
   (accumulated net investment loss)                        $    (2,387) $    (1,690)      $    141,865  $     (3,053)
                                                            ===========  ===========       ============  ============



See notes to financial statements.

Statements of Changes in Net Assets (continued)
                                                                    COLUMBIA                        COLUMBIA
                                                                   TAX-MANAGED                     TAX-MANAGED
                                                                 GROWTH FUND II                    VALUE FUND
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR         YEAR              YEAR         YEAR
                                                                 ENDED        ENDED             ENDED        ENDED
                                                              OCTOBER 31,  OCTOBER 31,       OCTOBER 31,  OCTOBER 31,
                                                                 2003         2002              2003         2002
---------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Class A:
   Subscriptions                                                201,123      307,872            393,479       962,625
   Redemptions                                                 (407,311)    (396,592)          (961,953)     (990,919)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (206,188)     (88,720)          (568,474)      (28,294)
                                                            -----------  -----------       ------------  ------------
Class B:
   Subscriptions                                                266,693      618,499            359,993     1,548,507
   Redemptions                                                 (911,307)  (1,495,782)        (1,316,603)   (1,691,536)
                                                            -----------  -----------       ------------  ------------
      Net Decrease                                             (644,614)    (877,283)          (956,610)     (143,029)
                                                            -----------  -----------       ------------  ------------
Class C:
   Subscriptions                                                100,076      257,090            169,090       809,984
   Redemptions                                                 (258,061)    (453,851)          (785,239)     (702,641)
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                  (157,985)    (196,761)          (616,149)      107,343
                                                            -----------  -----------       ------------  ------------
Class Z:
   Subscriptions                                                  5,807       59,549              3,007            --
   Redemptions                                                  (34,998)     (83,691)                --            --
                                                            -----------  -----------       ------------  ------------
      Net Increase (Decrease)                                   (29,191)     (24,142)             3,007            --
                                                            -----------  -----------       ------------  ------------


See notes to financial statements.

Notes to Financial Statements

October 31, 2003


Note 1. Organization

Columbia Funds Trust I (the "Trust"), formerly Liberty Funds Trust I, is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Information presented in these financial statements pertains to the following diversified portfolios (individually referred to as a "Fund", collectively referred to as the "Funds"):

                   Columbia Tax-Managed Aggressive Growth Fund
                          ("Aggressive Growth Fund"),
               Formerly Liberty Tax-Managed Aggressive Growth Fund

                Columbia Tax-Managed Growth Fund ("Growth Fund"),
                    Formerly Liberty Tax-Managed Growth Fund

                       Columbia Tax-Managed Growth Fund II
                               ("Growth Fund II"),
                   Formerly Liberty Tax-Managed Growth Fund II

                 Columbia Tax-Managed Value Fund ("Value Fund"),
                     Formerly Liberty Tax-Managed Value Fund

Investment Goal

Each Fund seeks long-term capital growth while reducing shareholder exposure to taxes. Aggressive Growth Fund invests primarily in common stocks of small capitalization and middle capitalization companies that the Fund's investment advisor believes have growth potential. Growth Fund, Growth Fund II and Value Fund invest primarily in large capitalization and middle capitalization stocks.

Fund Shares

The Funds may issue an unlimited number of shares. Aggressive Growth Fund, Growth Fund II, and Value Fund each offer four classes of shares: Class A, Class B, Class C and Class Z. Growth Fund offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class E and Class F shares are trust shares. Such shares are held in an irrevocable trust on behalf of the shareholder until a trust termination date, as specified by the shareholder. At such time, the shares pass to the shareholder's beneficiary. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the amount of initial investment. Class E shares purchased without an initial sales charge in accounts aggregating $500,000 to $5 million at the time of purchase are subject to a 1.00% CDSC on shares sold within eighteen months of the time of purchase. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will convert into Class E shares after eight years. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

Effective October 13, 2003, Liberty Tax-Managed Aggressive Growth Fund, Liberty Tax-Managed Growth Fund, Liberty Tax-Managed Growth Fund II, and Liberty Tax-Managed Value Fund changed their names to Columbia Tax-Managed Aggressive Growth Fund, Columbia Tax-Managed Growth Fund, Columbia Tax-Managed Growth Fund II, and Columbia Tax-Managed Value Fund, respectively. Also on that date, the Trust changed its name from Liberty Funds Trust I to Columbia Funds Trust I.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting

October 31, 2003


policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the date the securities are purchased, sold or mature. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions with institutions that the Funds' investment advisor has determined are creditworthy. The Funds, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral securities are marked-to-market daily to ensure that their market value is at least equal, at all times to the repurchase price. (In the event that the market value of the collateral securities declines below the repurchase price of the repurchase agreement, additional securities will be required to be segregated.) A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon each Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations), and realized and unrealized gains (losses), are allocated to each class on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, by distributing substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

The Funds are managed using investment strategies that are designed to reduce (but not eliminate) the Funds' payment of taxable distributions to shareholders. From time to time, the Funds expect to distribute taxable income and capital gains. Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually. Income and capital gains dividends are determined in accordance with income tax regulations which may differ from GAAP.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

October 31, 2003


For the year ended October 31, 2003 permanent differences resulting primarily from differing treatments for net operating losses were identified and reclassified among the components of the Funds' net assets as follows:

                UNDISTRIBUTED
                (ACCUMULATED)           ACCUMULATED
                NET INVESTMENT          NET REALIZED            PAID-IN
                INCOME (LOSS)           GAIN (LOSS)             CAPITAL
               ---------------          ------------            -------
Aggressive
  Growth
  Fund ......     $ 219,248                 $--              $ (219,248)
Growth
  Fund ......     2,732,958                   1              (2,732,959)
Growth
  Fund II           416,919                  --                (416,919)
Value Fund ..            --                   1                      (1)

Net investment income (loss) and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by this reclassification.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                 UNDISTRIBUTED       UNDISTRIBUTED               NET
                    ORDINARY           LONG-TERM              UNREALIZED
                     INCOME          CAPITAL GAINS          APPRECIATION*
                ---------------      -------------          -------------
Aggressive
  Growth
  Fund ......           $--                 $--             $ 2,700,753
Growth
  Fund ......            --                  --              58,375,532
Growth
  Fund II                --                  --               4,303,288
Value Fund ..       145,817                  --               8,111,637

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation (depreciation) at October 31, 2003, based on cost of investments for federal income tax purposes, was:

                UNREALIZED           UNREALIZED           NET UNREALIZED
               APPRECIATION         DEPRECIATION           APPRECIATION
              --------------       --------------         --------------
Aggressive
  Growth
  Fund ......   $ 2,836,332          $ (135,579)            $ 2,700,753
Growth
  Fund ......    64,320,970          (5,945,438)             58,375,532
Growth
  Fund II         6,889,134          (2,585,846)              4,303,288
Value Fund ..     9,680,590          (1,568,953)              8,111,637

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                 AGGRESSIVE
                   GROWTH         GROWTH        GROWTH          VALUE
EXPIRING IN:        FUND           FUND         FUND II          FUND
------------    -----------   ------------    -----------    -----------
   2005         $        --   $    559,490    $        --    $        --
   2006                  --      9,583,819             --             --
   2007                  --      1,695,876             --             --
   2008             599,602     16,678,334      1,602,453         96,769
   2009          11,034,417     90,676,212     18,063,082             --
   2010           2,819,769     55,723,137      9,577,005     15,493,033
   2011                  --     12,700,626      2,648,834     11,272,748
                -----------   ------------    -----------    -----------
   Total        $14,453,788   $187,617,494    $31,891,374    $26,862,550
                ===========   ============    ===========    ===========

Capital loss carryforwards of $49,141 were utilized and/or expired during the year ended October 31, 2003 for the Aggressive Growth Fund. For the Growth Fund, Growth FundII and Value Fund, no capital loss carryforwards were utilized and/or expired for the year ended October 31, 2003. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisor/Administrator Merger

On April 1, 2003, Stein Roe & Farnham Incorporated, the previous investment advisor to the Funds, and Colonial Management Associates, Inc., the previous administrator to the Funds, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly owned subsidiary of FleetBoston Financial Corporation. As a result of the merger, Columbia now serves as the Funds' investment advisor and administrator. The merger did not change the way the Funds are managed, the investment personnel assigned to manage the Funds or the fees paid by the Funds.

October 31, 2003

Investment Advisory Fee

Columbia is the investment advisor of each of the Funds and receives a monthly fee based on each Fund's average daily net assets at the following annual rates:

                                     FEES ON AVERAGE
                                     DAILY NET ASSETS
                                    -----------------
Aggressive Growth Fund                     0.80%
Growth Fund                                0.60%
Value Fund                                 0.80%

                                     FEES ON AVERAGE
                  FEES ON AVERAGE    DAILY NET ASSETS
                 DAILY NET ASSETS        OVER $500
                UP TO $500 MILLION        MILLION
                ------------------  -----------------
Growth Fund II         0.80%               0.75%


For the year ended October 31, 2003, the effective investment advisory fee rate for Growth Fund II was 0.80%.

At a meeting held on October 8, 2003, the Board of Trustees approved a change of the investment advisory fee structure for the Funds. Effective November 1, 2003, Columbia will receive a monthly fee based on each Fund's average daily net as follows:

                             FEES ON
                           AVERAGE DAILY
               FEES ON      NET ASSETS      FEES ON
                AVERAGE       OF $500       AVERAGE
              DAILY NET     MILLION BUT    DAILY NET
             ASSETS UNDER    LESS THAN    ASSETS OVER
             $500 MILLION   $1 BILLION    $1 BILLION
            -------------  ------------  ------------
Aggressive
  Growth
  Fund           0.80%         0.75%         0.70%
Growth
  Fund           0.60%         0.55%         0.50%
Growth
  Fund II        0.80%         0.75%         0.70%
Value Fund       0.80%         0.75%         0.70%

Stein Roe Investment Counsel LLC ("SRIC"), which is not affiliated with Columbia, was retained by Columbia as sub-advisor to Growth Fund and Growth Fund
II. As sub-advisor, SRIC is responsible for daily investment operations, including placing all orders for the purchase and sale of portfolio securities for the two funds. Columbia pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the investment performance, as determined by Morningstar, Inc.'s Large Blend category, of each Fund over a specified period of time. In addition, Columbia's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both Growth Fund and Growth Fund II.

Administration Fee

Columbia provides administrative and other services for a monthly fee based on each Fund's average daily net assets at the following annual rates:

Aggressive Growth Fund                      0.20%
Growth Fund                                 0.25%
Growth Fund II                              0.20%
Value Fund                                  0.20%

At a meeting held on October 8, 2003, the Board of Trustees approved an administration fee reduction for the Funds to go into effect on November 1, 2003. As a result of the fee reduction, Columbia will receive a monthly fee based on each Fund's average daily net assets at the following annual rates:

Aggressive Growth Fund                      0.05%
Growth Fund                                 0.25%
Growth Fund II                              0.05%
Value Fund                                  0.05%

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to each Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street").

Under its pricing and bookkeeping agreement with the Funds, Columbia receives from each Fund an annual flat fee of $10,000 paid monthly, and in any month that a Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of each Fund for that month. The Funds also pay out-of-pocket costs for

October 31, 2003

pricing services. Columbia pay the total fees collected to State Street under the Outsourcing Agreement. For the year ended October 31, 2003, the effective pricing and bookkeeping fee rates were as follows:

FUND                                      FEE RATE
----                                      --------
Aggressive Growth Fund                     0.111%
Growth Fund                                0.034%
Growth Fund II                             0.026%
Value Fund                                 0.045%

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), formerly Liberty Funds Services, Inc., an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of each Fund's average daily net assets plus flat-rate charges based on the number of shareholder accounts and transactions.

For the year ended October 31, 2003, the effective transfer agent fee rates were as follows:

Aggressive Growth Fund                      0.22%
Growth Fund                                 0.14%
Growth Fund II                              0.15%
Value Fund                                  0.13%

The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Effective October 13, 2003 Liberty Funds Services, Inc. changed its name to Columbia Funds Services, Inc. At a meeting held on October 8, 2003, the Board of Trustees approved a change of the transfer agent fee structure of the Funds. Effective November 1, 2003, each Fund will be charged an annual fee of $28.00 per open account for transfer agent fees. The Transfer Agent will continue to receive reimbursement for certain out-of-pocket expenses.

Underwriting Discounts, Service and Distribution Fees

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia and the Funds' principal underwriter, changed its name to Columbia Funds Distributor, Inc.

For the year ended October 31, 2003, the Distributor has retained net underwriting discounts as follows:

                                    FRONT-END
                                  SALES CHARGE
                                ------------------
                                CLASS A    CLASS E
                                --------   -------
Aggressive Growth Fund          $1,444       $--
Growth Fund                      9,435        --
Growth Fund II                   2,992        --
Value Fund                       2,327        --

                                   CDSC
                    --------------------------------------
                    CLASS A   CLASS B   CLASS C   CLASS F
                    -------   -------   -------   -------
Aggressive
  Growth Fund       $   --    $36,904    $   32   $   --
Growth Fund             --    681,783     1,116    1,694
Growth Fund II          27    102,631        97       --
Value Fund           1,250    199,832     2,425       --

The Funds have adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly distribution and service fee to the Distributor. The fee rates for each Fund, as a percentage of average daily net assets for each share class, are as follows:

DISTRIBUTION FEES:
            CLASS A  CLASS B  CLASS C CLASS E  CLASS F
            -------  -------  ------- -------  -------
Aggressive
  Growth
  Fund       0.05%    0.75%    0.75%    N/A      N/A
Growth
  Fund        N/A     0.75%    0.75%   0.10%    0.75%
Growth
  Fund II     N/A     0.75%    0.75%    N/A      N/A
Value Fund   0.05%    0.75%    0.75%    N/A      N/A

SERVICE FEES:
            CLASS A  CLASS B  CLASS C CLASS E  CLASS F
            -------  -------  ------- -------  -------
Aggressive
  Growth
  Fund       0.25%    0.25%    0.25%    N/A      N/A
Growth
  Fund       0.25%    0.25%    0.25%   0.25%    0.25%
Growth
  Fund II    0.25%    0.25%    0.25%    N/A      N/A
Value Fund   0.25%    0.25%    0.25%    N/A      N/A

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

October 31, 2003

Expense Limits and Fee Waivers

Columbia has voluntarily agreed to waive fees and reimburse the Funds for certain expenses so that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed certain expense limitations. Columbia, at its discretion, may revise or discontinue these arrangements any time. For the year ended October 31, 2003, total expenses were limited to the following percentages annually of the Funds' average daily net assets:

                                          AVERAGE
                                     DAILY NET ASSETS
                                     -----------------
Aggressive Growth Fund                     1.25%

                                          AVERAGE
                      AVERAGE        DAILY NET ASSETS
                 DAILY NET ASSETS          OVER
                UP TO $100 MILLION     $100 MILLION
                ------------------   ----------------
Growth Fund II         1.25%               1.50%

Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

Fees Paid to Officers and Trustees

The Funds pay no compensation to their officers, all of whom are employees of Columbia or its affiliates. The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

Note 5. Portfolio Information

Purchases and Sales of Securities

For the year ended October 31, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were as follows:

                        PURCHASES          SALES
                        ---------          -----
Aggressive
  Growth Fund        $ 13,777,463      $ 15,149,974
Growth Fund           120,437,800       178,583,388
Growth Fund II         15,455,172        23,202,053
Value Fund             55,687,891        76,416,118

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each Fund based on its borrowings. In addition, each Fund has agreed to pay commitment fees on its pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statements of Operations. Prior to April 26, 2003, the Funds participated in a separate credit agreement with terms similar to their existing agreement. For the year ended October 31, 2003, the Funds did not borrow under these agreements.

Note 7. Concentration of Credit Risk

The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.


Financial Highlights - Columbia Tax-Managed Aggressive Growth Fund

Selected data for a share outstanding throughout each period is as follows:
                                                                            Year Ended October 31,
                                                             -------------------------------------------------------------
Class A Shares                                                  2003             2002             2001             2000(a)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.44          $  7.01         $  12.36          $ 11.59
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.08)           (0.09)           (0.09)           (0.04)
Net realized and unrealized gain (loss) on investments          1.46            (0.48)           (5.26)            0.81
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.38            (0.57)           (5.35)            0.77
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.82          $  6.44         $   7.01          $ 12.36
                                                             =======          =======         ========          =======
Total return (c)(d)                                           21.43%          (8.13)%         (43.28)%            6.64%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   1.55%            1.55%            1.55%            1.55%(g)
Net investment loss (f)                                      (1.25)%          (1.27)%          (1.05)%          (1.19)%(g)
Waiver/reimbursement                                           1.02%            0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                         116%             121%             188%              47%(e)
Net assets, end of period (000's)                            $ 3,838          $ 2,825          $ 4,043          $ 5,227

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

                                                                                Year Ended October 31,
                                                             ----------------------------------------------------------
Class B Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.33          $  6.95         $  12.34          $ 11.59
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.13)           (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments          1.43            (0.48)           (5.24)            0.81
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.30            (0.62)           (5.39)            0.75
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.63          $  6.33         $   6.95          $ 12.34
                                                             =======          =======         ========          =======
Total return (c)(d)                                           20.54%          (8.92)%         (43.68)%            6.47%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%            2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.95)%          (1.97)%          (1.75)%          (1.89)%(g)
Waiver/reimbursement                                           1.02%            0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                         116%             121%             188%              47%(e)
Net assets, end of period (000's)                            $ 8,632          $ 8,238         $ 10,979         $ 18,080

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


Financial Highlights - Columbia Tax-Managed Aggressive Growth Fund (continued)

Selected data for a share outstanding throughout each period is as follows:
                                                                                 Year Ended October 31,
                                                             ----------------------------------------------------------
Class C Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.33          $  6.95         $  12.34          $ 11.59
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.13)           (0.14)           (0.15)           (0.06)
Net realized and unrealized gain (loss) on investments          1.43            (0.48)           (5.24)            0.81
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.30            (0.62)           (5.39)            0.75
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.63          $  6.33         $   6.95          $ 12.34
                                                             =======          =======         ========          =======
Total return (c)(d)                                           20.54%          (8.92)%         (43.68)%            6.47%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%            2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.95)%          (1.97)%          (1.75)%          (1.89)%(g)
Waiver/reimbursement                                           1.02%            0.69%            0.85%            1.82%(g)
Portfolio turnover rate                                         116%             121%             188%              47%(e)
Net assets, end of period (000's)                           $  1,644          $ 1,699          $ 2,508          $ 1,567

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

                                                                              Year Ended October 31,
                                                              ---------------------------------------------------------
Class Z Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.43          $  7.03         $  12.37          $ 11.59
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.07)           (0.07)           (0.07)           (0.03)
Net realized and unrealized gain (loss) on investments          1.47            (0.53)           (5.27)            0.81
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.40            (0.60)           (5.34)            0.78
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  7.83          $  6.43         $   7.03          $ 12.37
                                                             =======          =======         ========          =======
Total return (c)                                              21.77%          (8.53)%         (43.17)%            6.73%(d)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                                   1.25%            1.25%            1.25%            1.25%(f)
Net investment loss (e)                                      (0.95)%          (0.97)%          (0.75)%          (0.89)%(f)
Waiver/reimbursement                                           1.02%            0.69%            0.85%            1.82%(f)
Portfolio turnover rate                                         116%             121%             188%              47%(d)
Net assets, end of period (000's)                            $    18          $     3         $     61          $   128

(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.

Financial Highlights - Columbia Tax-Managed Growth Fund

Selected data for a share outstanding throughout each period is as follows:
                                                                       Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class A Shares                                 2003             2002             2001             2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 10.87         $  12.68         $  18.38         $  17.19          $ 13.39
                                            -------         --------         --------         --------          -------
INCOME FROM INVESTMENT
   OPERATIONS:

Net investment loss (a)                       (0.03)           (0.02)           (0.06)           (0.12)           (0.03)
Net realized and unrealized gain
   (loss) on investments                       2.25            (1.79)           (5.64)            1.31             3.83
                                            -------         --------         --------         --------          -------
   Total from Investment Operations            2.22            (1.81)           (5.70)            1.19             3.80
                                            -------         --------         --------         --------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 13.09          $ 10.87          $ 12.68         $  18.38          $ 17.19
                                            =======         ========         ========         ========          =======
Total return (b)                             20.42%         (14.27)%         (31.01)%            6.92%           28.38%
                                            =======         ========         ========         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (c)                                  1.42%            1.41%            1.39%            1.44%            1.64%
Net investment loss (c)                     (0.28)%          (0.18)%          (0.38)%          (0.67)%          (0.21)%
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)           $69,764          $66,760         $102,403         $163,502          $97,531

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                                                                       Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class B Shares                                 2003             2002             2001             2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $  10.39         $  12.22         $  17.85         $  16.82          $ 13.20
                                           --------         --------         --------         --------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.11)           (0.11)           (0.17)           (0.26)           (0.15)
Net realized and unrealized gain
   (loss) on investments                       2.15            (1.72)           (5.46)            1.29             3.77
                                           --------         --------         --------         --------          -------
   Total from Investment Operations            2.04            (1.83)           (5.63)            1.03             3.62
                                           --------         --------         --------         --------          -------
NET ASSET VALUE,
   END OF PERIOD                           $  12.43         $  10.39         $  12.22         $  17.85         $  16.82
                                           ========         ========         ========         ========         ========
Total return (b)                             19.63%         (14.98)%         (31.54)%            6.12%           27.42%
                                           ========         ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (c)                                  2.17%            2.16%            2.14%            2.19%            2.39%
Net investment loss (c)                     (1.03)%          (0.93)%          (1.13)%          (1.42)%          (0.96)%
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)          $213,481         $216,801         $327,645         $532,082         $303,726

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Financial Highlights - Columbia Tax-Managed Growth Fund (continued)

Selected data for a share outstanding throughout each period is as follows:
                                                                       Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class C Shares                                 2003             2002             2001             2000             1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 10.39          $ 12.21          $ 17.85          $ 16.82          $ 13.20
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (a)                       (0.11)           (0.11)           (0.17)           (0.26)           (0.15)
Net realized and unrealized gain
   (loss) on investments                       2.15            (1.71)           (5.47)            1.29             3.77
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            2.04            (1.82)           (5.64)            1.03             3.62
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 12.43          $ 10.39          $ 12.21          $ 17.85          $ 16.82
                                            =======          =======          =======          =======          =======
Total return (b)                             19.63%         (14.91)%         (31.60)%            6.12%           27.42%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (c)                                  2.17%            2.16%            2.14%            2.19%            2.39%
Net investment loss (c)                     (1.03)%          (0.93)%          (1.13)%          (1.42)%          (0.96)%
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)           $30,035          $30,837          $47,069          $80,232          $46,869

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                                                                       Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class E Shares                                 2003             2002             2001            2000(a)           1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 10.82          $ 12.63          $ 18.34          $ 17.17          $ 13.36
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.04)           (0.03)           (0.07)           (0.14)           (0.05)
Net realized and unrealized gain
   (loss) on investments                       2.24            (1.78)           (5.64)            1.31             3.83
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            2.20            (1.81)           (5.71)            1.17             3.78
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 13.02          $ 10.82          $ 12.63          $ 18.34          $ 17.14
                                            =======          =======          =======          =======          =======
Total return (c)                             20.33%         (14.33)%         (31.13)%            6.81%           28.29%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (d)                                  1.52%            1.51%            1.49%            1.54%            1.74%
Net investment loss (d)                     (0.38)%          (0.28)%          (0.48)%          (0.77)%          (0.31)%
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)           $ 6,908          $ 5,794          $ 6,820          $ 9,171          $ 1,089

(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesignated Class E shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming no initial sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


Financial Highlights - Columbia Tax-Managed Growth Fund (continued)

Selected data for a share outstanding throughout each period is as follows:
                                                                      Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class F Shares                                 2003             2002             2001            2000(a)           1999
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 10.41          $ 12.23          $ 17.87          $ 16.83          $ 13.21
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                       (0.11)           (0.11)           (0.17)           (0.26)           (0.15)
Net realized and unrealized gain
   (loss) on investments                       2.14            (1.71)           (5.47)            1.30             3.71
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            2.03            (1.82)           (5.64)            1.04             3.56
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 12.44          $ 10.41          $ 12.23          $ 17.87          $ 16.77
                                            =======          =======          =======          =======          =======
Total return (c)                             19.50%         (14.88)%         (31.56)%            6.18%           26.95%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (d)                                  2.17%            2.16%            2.14%            2.19%            2.39%
Net investment loss (d)                     (1.03)%          (0.93)%          (1.13)%          (1.42)%          (0.96)%
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)           $10,265          $ 8,709          $10,101          $13,368          $ 2,025

(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesignated Class F shares.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                                                                      Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class Z Shares                                 2003             2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $ 10.96          $ 12.76          $ 18.46          $ 17.23          $ 15.56
                                            -------          -------          -------          -------          -------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment income (loss) (b)              (0.01)            0.01            (0.02)           (0.08)           (0.02)
Net realized and unrealized gain
   (loss) on investments                       2.29            (1.81)           (5.68)            1.31             1.69
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            2.28            (1.80)           (5.70)            1.23             1.67
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $ 13.24          $ 10.96          $ 12.76          $ 18.46          $ 17.23
                                            =======          =======          =======          =======          =======
Total return                                 20.80%         (14.11)%         (30.88)%            7.14%           10.73%(c)
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (d)                                  1.17%            1.16%            1.14%            1.19%            0.79%(e)
Net investment income (loss) (d)            (0.03)%            0.07%          (0.13)%          (0.42)%          (0.13)%(e)
Portfolio turnover rate                         39%              42%              82%              69%              80%
Net assets, end of period (000's)           $   442          $    80          $   915          $ 1,941          $     1

(a)  Class Z shares were initially offered on January 11, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Annualized.


Financial Highlights - Columbia Tax-Managed Growth Fund II

Selected data for a share outstanding throughout each period is as follows:
                                                                               Year Ended October 31,
                                                             ----------------------------------------------------------
Class A Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.94          $  7.92         $  11.55          $ 12.00
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.02)           (0.02)           (0.04)           (0.07)
Net realized and unrealized gain (loss) on investments          1.41            (0.96)           (3.59)           (0.38)
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.39            (0.98)           (3.63)           (0.45)
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.33          $  6.94         $   7.92          $ 11.55
                                                             =======          =======         ========          =======
Total return (c)(d)                                           20.03%         (12.37)%         (31.43)%          (3.75)%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   1.50%            1.50%            1.50%            1.50%(g)
Net investment loss (f)                                      (0.33)%          (0.29)%          (0.42)%          (0.84)%(g)
Waiver/reimbursement                                           0.25%            0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          36%              49%              90%              32%(e)
Net assets, end of period (000's)                            $ 7,515          $ 7,692         $  9,486          $ 6,769

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

                                                                             Year Ended October 31,
                                                             ----------------------------------------------------------
Class B Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.80          $  7.82         $  11.51          $ 12.00
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.08)           (0.08)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments          1.38            (0.94)           (3.58)           (0.37)
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.30            (1.02)           (3.69)           (0.49)
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.10          $  6.80         $   7.82          $ 11.51
                                                             =======          =======         ========          =======
Total return (c)(d)                                           19.12%         (13.04)%         (32.06)%          (4.08)%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%            2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.08)%          (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.25%            0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          36%              49%              90%              32%(e)
Net assets, end of period (000's)                            $31,557          $30,871         $ 42,391          $50,859

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


Financial Highlights - Columbia Tax-Managed Growth Fund II (continued)

Selected data for a share outstanding throughout each period is as follows:
                                                                                Year Ended October 31,
                                                             ----------------------------------------------------------
Class C Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.78          $  7.80         $  11.50          $ 12.00
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.08)           (0.08)           (0.11)           (0.12)
Net realized and unrealized gain (loss) on investments          1.38            (0.94)           (3.59)           (0.38)
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.30            (1.02)           (3.70)           (0.50)
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.08          $  6.78           $ 7.80          $ 11.50
                                                             =======          =======         ========          =======
Total return (c)(d)                                           19.17%         (13.08)%         (32.17)%          (4.17)%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   2.25%            2.25%            2.25%            2.25%(g)
Net investment loss (f)                                      (1.08)%          (1.04)%          (1.17)%          (1.59)%(g)
Waiver/reimbursement                                           0.25%            0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          36%              49%              90%              32%(e)
Net assets, end of period (000's)                            $ 6,444          $ 6,481         $  8,994          $ 5,801

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

                                                                             Year Ended October 31,
                                                             ----------------------------------------------------------
Class Z Shares                                                  2003             2002             2001             2000(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  6.97          $  7.95         $  11.58          $ 12.00
                                                             -------          -------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.01)              --(c)         (0.02)           (0.05)
Net realized and unrealized gain (loss) on investments          1.43            (0.98)           (3.61)           (0.37)
                                                             -------          -------         --------          -------
   Total from Investment Operations                             1.42            (0.98)           (3.63)           (0.42)
                                                             -------          -------         --------          -------
NET ASSET VALUE, END OF PERIOD                               $  8.39           $ 6.97         $   7.95          $ 11.58
                                                             =======          =======         ========          =======
Total return (d)                                              20.37%         (12.33)%         (31.35)%          (3.50)%(e)
                                                             =======          =======         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                                   1.25%            1.25%            1.25%            1.25%(g)
Net investment loss (f)                                      (0.08)%          (0.04)%          (0.17)%          (0.59)%(g)
Waiver/reimbursement                                           0.25%            0.20%            0.16%            0.62%(g)
Portfolio turnover rate                                          36%              49%              90%              32%(e)
Net assets, end of period (000's)                            $   831          $   894         $  1,211          $ 4,740

(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Had the Investment Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

Financial Highlights - Columbia Tax-Managed Value Fund

Selected data for a share outstanding throughout each period is as follows:
                                                                           Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class A Shares                                 2003             2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  8.89         $  11.40         $  11.41         $  10.64          $ 12.00
                                            -------         --------         --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                      0.07             0.04             0.04             0.04              --(c)
Net realized and unrealized gain (loss)
   on investments                              1.14            (2.55)           (0.05)            0.73            (1.36)
                                            -------         --------         --------         --------          -------
   Total from Investment Operations            1.21            (2.51)           (0.01)            0.77            (1.36)
                                            -------         --------         --------         --------          -------
NET ASSET VALUE, END OF PERIOD              $ 10.10         $   8.89         $  11.40         $  11.41          $ 10.64
                                            =======         ========         ========         ========          =======
Total return (d)                             13.61%         (22.02)%          (0.09)%            7.24%         (11.33)%(e)
                                            =======         ========         ========         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                  1.70%            1.61%            1.71%            1.80%            1.77%(g)
Net investment income (f)                     0.72%            0.34%            0.32%            0.39%              --%(g)(h)
Portfolio turnover rate                         68%              72%              47%              76%            19%(e)
Net assets, end of period (000's)           $16,725         $ 19,767         $ 25,694         $ 14,017          $ 7,528

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.



                                                                           Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class B Shares                                 2003             2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  8.68         $  11.22         $  11.30         $  10.61          $ 12.00
                                            -------         --------         --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                 --(c)         (0.04)           (0.04)           (0.03)           (0.04)
Net realized and unrealized gain (loss)
   on investments                              1.12            (2.50)           (0.04)            0.72            (1.35)
                                            -------         --------         --------         --------          -------
   Total from Investment Operations            1.12            (2.54)           (0.08)            0.69            (1.39)
                                            -------         --------         --------         --------          -------
NET ASSET VALUE, END OF PERIOD              $  9.80         $   8.68         $  11.22         $  11.30          $ 10.61
                                            =======         ========         ========         ========          =======
Total return (d)                             12.90%         (22.64)%          (0.71)%            6.50%         (11.58)%(e)
                                            =======         ========         ========         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                  2.40%            2.31%            2.41%            2.50%            2.60%(g)
Net investment income (loss) (f)              0.02%          (0.36)%          (0.38)%          (0.31)%          (0.83)%(g)
Portfolio turnover rate                         68%              72%              47%              76%              19%(e)
Net assets, end of period (000's)           $50,117         $ 52,701         $ 69,720         $ 49,112         $ 14,622

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.

 Financial Highlights - Columbia Tax-Managed Value Fund (continued)

Selected data for a share outstanding throughout each period is as follows:

                                                                           Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class C Shares                                 2003             2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  8.68         $  11.22         $  11.30         $  10.61         $  12.00
                                            -------         --------         --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                --(c)          (0.04)           (0.04)           (0.03)           (0.04)
Net realized and unrealized gain (loss)
   on investments                              1.12            (2.50)           (0.04)            0.72            (1.35)
                                            -------         --------         --------         --------          -------
   Total from Investment Operations            1.12            (2.54)           (0.08)            0.69            (1.39)
                                            -------         --------         --------         --------          -------
NET ASSET VALUE, END OF PERIOD              $  9.80         $   8.68         $  11.22         $  11.30          $ 10.61
                                            =======         ========         ========         ========          =======
Total return (d)                             12.90%         (22.64)%          (0.71)%            6.50%         (11.58)%(e)
                                            =======         ========         ========         ========          =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                  2.40%            2.31%            2.41%            2.50%            2.60%(g)
Net investment income (loss) (f)              0.02%          (0.36)%          (0.38)%          (0.31)%          (0.83)%(g)
Portfolio turnover rate                         68%              72%              47%              76%              19%(e)
Net assets, end of period (000's)           $13,674         $ 17,463         $ 21,367         $ 10,331         $ 4,137

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.


                                                                           Year Ended October 31,
                                            ---------------------------------------------------------------------------
Class Z Shares                                 2003             2002             2001             2000             1999(a)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $  8.96         $  11.46         $  11.43         $  10.65          $ 12.00
                                            -------         --------         --------         --------          -------
Income from Investment Operations:
Net investment income (b)                      0.10             0.07             0.07             0.07             0.01
Net realized and unrealized gain (loss)
   on investments                              1.16            (2.57)           (0.04)            0.71            (1.36)
                                            -------         --------         --------         --------          -------
   Total from Investment Operations            1.26            (2.50)            0.03             0.78            (1.35)
                                            -------         --------         --------         --------          -------
Net Asset Value, End of Period              $ 10.22         $   8.96         $  11.46         $  11.43          $ 10.65
                                            =======         ========         ========         ========          =======
Total return                                 14.06%         (21.82)%            0.26%            7.32%         (11.25)%(c)
                                            =======         ========         ========         ========          =======
Ratios to Average Net Assets/
   Supplemental Data:
Expenses (d)                                  1.40%            1.31%            1.41%            1.50%            1.50%(e)
Net investment income (d)                     1.02%            0.64%            0.62%            0.69%            0.27%(e)
Portfolio turnover rate                         68%              72%              47%              76%              19%(c)
Net assets, end of period (000's)           $    32         $      1         $      1         $      1          $ 2,396

(a)  The Fund commenced investment operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(e)  Annualized.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF COLUMBIA FUNDS TRUST I:

COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
COLUMBIA TAX-MANAGED GROWTH FUND II

We have audited the accompanying statements of assets and liabilities, including the Investment Portfolios, of Columbia Tax-Managed Aggressive Growth Fund and Columbia Tax-Managed Growth Fund II (formerly Liberty Tax-Managed Aggressive Growth Fund and Liberty Tax-Managed Growth Fund II, respectively) (collectively, the "Funds") (two of the series constituting Columbia Funds Trust I (formerly Liberty Funds Trust I)), as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Tax-Managed Aggressive Growth Fund and Columbia Tax-Managed Growth Fund II (two of the series of Columbia Funds Trust I) at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 9, 2003

Report of Independent Auditors

TO THE TRUSTEES OF COLUMBIA TRUST I AND THE SHAREHOLDERS OF:

COLUMBIA TAX-MANAGED GROWTH FUND AND
COLUMBIA TAX-MANAGED VALUE FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Tax-Managed Growth Fund and Columbia Tax-Managed Value Fund (formerly Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Value Fund) (each a series of Columbia Funds Trust I, formerly Liberty Funds Trust I) (collectively "the Funds") at October 31,2003, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2003

Trustees

Effective October 8, 2003, Patrick J. Simpson and Richard L. Woolworth were appointed to the Board of Trustees of the Funds. Messrs. Simpson and Woolworth had been directors/trustees of 15 Columbia Funds and 20 funds in the CMG Fund Trust. Also effective October 8, 2003, the incumbent trustees of the Funds were elected as directors of the 15 Columbia Funds and as trustees of the 20 funds in the CMG Fund Trust. The new combined Board of Trustees/Directors of the Funds now oversees 124 funds in the Columbia Funds complex (including the former Liberty Funds, former Stein Roe Funds, Columbia Funds and CMG Funds). Several of these trustees/directors also serve on the Boards of other funds in the Columbia Funds complex.

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds complex. The Statement of Additional Information
(SAI) contains additional information about the Trustees and is available without charge upon request by calling the Fund's distributor at 800-345-6611.

                                                                                                  Number of
                                         Year first                                            portfolios in
                                         elected or                                            Columbia Funds          Other
                              Position    appointed       Principal occupation(s)             complex overseen      directorships
Name, address and age        with Funds  to office1       during past five years             by Trustee/Director        held
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (age 48)     Trustee      1996     Executive Vice President-Strategy                  124     Orbitz (an online
P.O. Box 66100                                       of United Airlines (airline) since                           ticket broker)
Chicago, IL 60666                                    December, 2002 (formerly President
                                                     of UAL Loyalty Services (airline) from
                                                     September, 2001 to December, 2002; Executive
                                                     Vice President and Chief Financial Officer of
                                                     United Airlines from March, 1993 to September,
                                                     2001; Senior Vice President and Chief Financial
                                                     Officer of UAL, Inc. prior thereto).

Janet Langford Kelly (age 45)  Trustee      1996     Chief Administrative Officer and Senior Vice       124           None
3100 West Beaver Road                                President, Kmart Holding Corporation since
Troy, MI 48084-3163                                  September, 2003 (formerly Executive Vice
                                                     President-Corporate Development and
                                                     Administration, General Counsel and Secretary,
                                                     Kellogg Company (food manufacturer), from
                                                     September, 1999 to August, 2003; Senior Vice
                                                     President, Secretary and General Counsel,
                                                     Sara Lee Corporation (branded, packaged,
                                                     consumer-products manufacturer) from
                                                     January, 1995 to September, 1999).

Richard W. Lowry (age 67)      Trustee      1995     Private Investor since August, 1987 (formerly      126(3)        None
10701 Charleston Drive                               Chairman and Chief Executive Officer, U.S.
Vero Beach, FL 32963                                 Plywood Corporation (building products manufacturer)).

Charles R. Nelson (age 61)     Trustee      1981     Professor of Economics, University of              124           None
Department of Economics                              Washington, since January, 1976; Ford and
University of Washington                             Louisa Van Voorhis Professor of Political Economy,
Seattle, WA 98195                                    University of Washington, since September, 1993;
                                                     Director, Institute for Economic Research,
                                                     University of Washington, since September,
                                                     2001; Adjunct Professor of Statistics,
                                                     University of Washington, since September, 1980;
                                                     Associate Editor, Journal of Money Credit and
                                                     Banking, since September, 1993; consultant on
                                                     econometric and statistical matters.

John J. Neuhauser (age 60)     Trustee      1985     Academic Vice President and Dean of Faculties      127(3,4)     Saucony, Inc.
84 College Road                                      since August, 1999, Boston College (formerly               (athletic footwear);
Chestnut Hill, MA 02467-3838                         Dean, Boston College School of Management                      SkillSoft Corp
                                                     from September, 1977 to September, 1999).                       (e-learning)

Patrick J. Simpson (age 58)    Trustee      2000     Partner, Perkins Coie L.L.P. (formerly Partner,    124           None
1211 S.W. 5th Avenue                                 Stoel Rives Boley Jones & Grey).
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (age 67)     Trustee      1998     Business Consultant since 1999 (formerly           124           None
2208 Tawny Woods Place                               Professor of Finance from 1975 to 1999 and
Boise, ID 83706                                      Dean from 1977 to 1991, College of Business,
                                                     Boise State University); Chartered Financial
                                                     Analyst.


                                       46


 TRUSTEES (CONTINUED)


                                                                                                  Number of
                                         Year first                                            portfolios in
                                         elected or                                            Columbia Funds          Other
                              Position    appointed       Principal occupation(s)             complex overseen      directorships
Name, address and age        with Funds  to office1       during past five years             by Trustee/Director        held
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (CONTINUED)
Thomas C. Theobald (age 66)    Trustee      1996     Managing Director, William Blair Capital           124            Anixter
27 West Monroe Street,                               Partners (private equity investing) since                      International
Suite 3500                                           September, 1994 (formerly Chief Executive                     (network support
Chicago, IL 60606                                    Officer and Chairman of the Board of                             equipment
                                                     Directors, Continental Bank                                 distributor), Jones
                                                     Corporation prior thereto).                                  Lang LaSalle (real
                                                                                                                  estate management
                                                                                                                 services) and MONY
                                                                                                                    Group (life
                                                                                                                     insurance)

Anne-Lee Verville (age 58)     Trustee      1998     Author and speaker on educational systems needs    125(4)       Chairman of the
359 Stickney Hill Road                               (formerly General Manager, Global Education                 Board of Directors,
Hopkinton, NH 03229                                  Industry from 1994 to 1997, and President,                   Enesco Group, Inc.
                                                     Applications Solutions Division from 1991 to               (designer, importer
                                                     1994, IBM Corporation (global education and                  and distributor of
                                                     global applications)).                                           giftware and
                                                                                                                     collectibles)

Richard L. Woolworth (age 62)  Trustee      1991     Chairman and Chief Executive Officer, The          124      NW Natural (natural
100 S.W. Market Street                               Regence Group (healthcare organization)                       gas maintenance
#1500                                                (formerly Chairman and Chief Executive                       service provider)
Portland, OR 97207                                   Officer, BlueCross BlueShield of Oregon;
                                                     Certified Public Accountant, Arthur Young
                                                     & Company).

INTERESTED TRUSTEES
William E. Mayer2 (age 63)     Trustee      1994     Managing Partner, Park Avenue Equity Partners      126(3)     Lee Enterprises
399 Park Avenue                                      (private equity) since February, 1999 (formerly                (print media),
Suite 3204                                           Founding Partner, Development Capital LLC                    WR Hambrecht + Co.
New York, NY 10022                                   from November 1996 to February, 1999; Dean and               (financial service
                                                     Professor, College of Business and Management,                  provider) and
                                                     University of Maryland from October, 1992 to                    First Health
                                                     November, 1996).                                                (healthcare)

Joseph R. Palombo2 (age 50)    Trustee,     2000     Executive Vice President and Chief Operating       125(5)        None
One Financial Center           Chairman              Officer of Columbia Management Group, Inc.
Boston, MA 02111               of the                since December, 2001 and Director, Executive Vice
                               Board and             President and Chief Operating Officer of Columbia
                               President             Management Advisors, Inc. (Advisor) since April,
                                                     2003 (formerly Chief Operations Officer of Mutual
                                                     Funds, Liberty Financial Companies, Inc. from
                                                     August, 2000 to November, 2001; Executive Vice
                                                     President of Stein Roe & Farnham Incorporated
                                                     (Stein Roe) from April, 1999 to April, 2003;
                                                     Director of Colonial Management Associates, Inc.
                                                     (Colonial) from April, 1999 to April, 2003;
                                                     Director of Stein Roe from September, 2000 to
                                                     April, 2003) President of Columbia Funds and
                                                     Galaxy Funds since February, 2003 (formerly Vice
                                                     President from September 2002 to February 2003);
                                                     Manager of Stein Roe Floating Rate Limited Liability
                                                     Company since October, 2000; (formerly Vice President
                                                     of the Columbia Funds from April, 1999 to August,
                                                     2000; Chief Operating Officer and Chief Compliance
                                                     Officer, Putnam Mutual Funds from December, 1993
                                                     to March, 1999).

1 In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
2 Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
3 Messrs. Lowry, Neuhauser and Mayer each also serve as a director/trustee of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
4 Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
5 Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


Officers and Transfer Agent

                                                   Year first
                                                   elected or
                                  Position with     appointed
Name, address and age            Columbia Funds     to office       Principal occupation(s) during past five years
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 42)            Chief            2001         Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center                  Accounting                    Funds since May, 2002; Chief Accounting Officer of the Columbia
Boston, MA 02111                      Officer and                   Funds and Liberty All-Star Funds since June, 2001; Controller
                                      Controller                    and Chief Accounting Officer of Galaxy Funds since September,
                                                                    2002 (formerly Vice President, Corporate Audit, State Street
                                                                    Bank and Trust Company from May, 1998 to April, 2001; Audit
                                                                    Manager from July, 1994 to June, 1997; Senior Audit Manager from July, 1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)         Treasurer        2000         Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                                Funds since December, 2000; Vice President of the Advisor since
Boston, MA 02111                                                    April, 2003 (formerly Controller of the Liberty Funds and of the
                                                                    Liberty All-Star Funds from February, 1998 to October, 2000);
                                                                    Treasurer of the Galaxy Funds since September 2002; Treasurer,
                                                                    Columbia Management Multi-Strategy Hedge Fund, LLC since
                                                                    December, 2002 (formerly Vice President of Colonial from
                                                                    February, 1998 to October, 2000 and Senior Tax Manager, Coopers
                                                                    & Lybrand, LLP from April, 1996 to January, 1998).

David A. Rozenson (Age 49)            Secretary        2003         Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                                Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                                    Financial Corporation since January, 1996. Associate General
                                                                    Counsel, Columbia Management Group since November, 2002.

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Columbia Tax-Managed Funds is:

Columbia Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

PLEASE NOTE OUR NEW NAME AS OF OCTOBER 13, 2003.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus, which provides details of sales charges, investment objectives and operating policies of the fund, and with the most recent copy of the Columbia Funds Performance Update.

Annual Report:
Columbia Tax-Managed Funds

Columbia Tax-Managed Funds  Annual Report, October 31, 2003

                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

logo: Columbia Funds

Columbia Funds
A Member of Columbia Management Group

(C) 2003 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750 www.columbiafunds.com



                                                 TM-02/238Q-1003 (12/03) 03/3665

Item 2. Code of Ethics.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel and Anne-Lee Verville, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel and Ms. Verville are each independent trustees, as defined in paragraph (a)(2) of this item's instructions.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust I
            ------------------------------------------------------------------


By (Signature and Title) /s/ Joseph R. Palombo
                        ------------------------------------------------------
                         Joseph R. Palombo, President


Date                           December 23, 2003
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph R. Palombo
                        ------------------------------------------------------
                         Joseph R. Palombo, President


Date                           December 23, 2003
    --------------------------------------------------------------------------


By (Signature and Title)  /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                          J. Kevin Connaughton, Treasurer


Date                                December 23, 2003
    --------------------------------------------------------------------------